MUTUAL OF AMERICA
                                                       INSTITUTIONAL FUNDS, INC.

                                 ANNUAL REPORT


                                ALL AMERICA FUND
                               EQUITY INDEX FUND
                           MID-CAP EQUITY INDEX FUND
                             AGGRESSIVE EQUITY FUND
                                   BOND FUND
                               MONEY MARKET FUND



                               DECEMBER 31, 2002




           This report is not to be construed as an offering for sale.
 No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            Page
                                                                            ----

President's Message .......................................................    1

Performance Graphs ........................................................    2

Portfolio of Investments in Securities:

  All America Fund ........................................................    7

  Equity Index Fund .......................................................   14

  Mid-Cap Equity Index Fund ...............................................   19

  Aggressive Equity Fund ..................................................   23

  Bond Fund ...............................................................   25

  Money Market Fund .......................................................   29

Statement of Assets and Liabilities .......................................   30

Statement of Operations ...................................................   31

Statements of Changes in Net Assets .......................................   33

Financial Highlights ......................................................   35

Notes to Financial Statements .............................................   37

Independent Auditors' Report ..............................................   42

Directors and Officers ....................................................   43

================================================================================
                  Mutual of America Institutional Funds, Inc.
                   320 Park Avenue, New York, New York 10022
================================================================================


Dear Shareholder:

      The year ending December 31, 2002 was challenging and difficult for the capital markets in general. As the year began, the U.S. was still struggling with the aftermath of the September 11, 2001 terrorist attacks. A wide range of challenges, including investor uncertainty caused by corporate and accounting scandals at large, once-respected companies, negatively impacted the U.S. equity market and led to record corporate bond defaults. The Standard & Poor's 500 stock index fell more than 22%, its worst year since 1974. The federal budget came under pressure as spending increased on homeland security and the war against terrorism. Consumer confidence began to slip and unemployment levels rose.

      Yet, despite all that, the U.S. economy, helped no doubt by historically low interest rates which were further driven down by the Federal Reserve lowering its borrowing rate in November, began to pull out of a recession. The level of interest rates helped keep mortgage rates low and the housing industry continued to grow at impressive rates. Low interest rates helped support consumer spending in the face of extraordinarily negative news and kept the U.S. economy growing. Corporate profits reversed a downward trend and started to show positive year-over-year results. Business spending, however, remained conservative as companies continue to work through the excess capacity that resulted from the enormous capital investment of the last decade.

      Looking ahead over the longer term, the U.S. economy should continue to move forward as interest rates stay low and investor confidence in corporate America begins to recover. However, in the near term, the risk of war with Iraq creates an environment of uncertainty.

                   Total Returns-Year Ended December 31, 2002

         All America Fund .................................   -22.3%
         Equity Index Fund ................................   -22.2%
         Mid-Cap Equity Index Fund ........................   -14.6%
         Aggressive Equity Fund ...........................   -18.8%
         Bond Fund ........................................   + 7.2%
         Money Market Fund ................................   + 1.5%

      All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than when purchased.

      On the pages which immediately follow are brief presentations and graphs for each Fund (except the Money Market Fund) which illustrate each Fund's respective:

      o Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

      o Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

      o     Historical performance compared with an appropriate index.

      The portfolios of each Fund and financial statements are presented in the pages which then follow.

      Thank you for your continued investment in our Funds.


                                   Sincerely,

                                   /s/ Dolores Morrissey

                                   Dolores Morrissey
                                   Chairman of the Board and President,
                                   Mutual of America Institutional Funds, Inc.

                                ALL AMERICA FUND

      The many challenges faced by the U.S. equity markets in 2002 resulted in a third consecutive year of negative returns for the Standard & Poor's 500 Index and Russell 2000(R) Index. For the year, small-cap stocks slightly outperformed large caps, while value stocks outperformed growth stocks across all market caps.

      The investment objective of the Institutional All America Fund is to outperform the S&P 500. The Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed using four different investment approaches. The actively managed portion of the Fund is approximately equally distributed among large-cap growth, small-cap growth, large-cap value and small-cap value disciplines. Mutual of America Capital Management Corporation manages the value and the small-cap growth assets. A sub-advisor manages the large-cap growth assets.

      The Fund's return for the 12 months ending December 31, 2002 was -22.3% versus the benchmark return of -22.1%. Each internally managed component beat its respective benchmark, while the sub-advisor lagged its benchmark.


      [The following table is depicted as a graph in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

            Dates              All America Fund          S&P 500 Index
            -----              ----------------          -------------
   5/1/1996 ............            10,000                   10,000
 12/31/1996 ............            11,043                   11,515
 12/31/1997 ............            13,909                   15,356
 12/31/1998 ............            16,835                   19,744
 12/31/1999 ............            21,218                   23,898
 12/31/2000 ............            20,085                   21,721
 12/31/2001 ............            16,566                   19,140
 12/31/2002 ............            12,869                   14,910




--------------------------------------------------------------------------------
                                All America Fund
                                ----------------
                                                              Total Return
Period                      Growth                     -------------------------
Ended                         of                        Cumu-           Average
12/31/2002                  $10,000                    lative            Annual
--------------------------------------------------------------------------------
1 Year                      $ 7,768                    -22.3%           -22.3%
5 Years                     $ 9,252                     -7.5%            -1.5%
Since 5/1/96
 (Inception)                $12,869                     28.7%             3.9%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 S&P 500 Index
                                 -------------
                                                              Total Return
Period                        Growth                  -------------------------
Ended                          of                      Cumu-           Average
12/31/2002                   $10,000                  lative            Annual
--------------------------------------------------------------------------------
1 Year                       $ 7,790                   -22.1%           -22.1%
5 Years                      $ 9,708                    -2.9%            -0.6%
Since 5/1/96
 (Inception)                 $14,910                    49.1%             6.2%
--------------------------------------------------------------------------------

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                               EQUITY INDEX FUND

      The performance for the S&P 500 Index was down for the third consecutive year as the many challenges facing the U.S. on a social and geopolitical level overwhelmed investor sentiment. The continued threat of further terrorist attacks and management and corporate missteps at several of the country's larger corporations negatively impacted stock prices. Corporate profits have stopped declining for many of the companies within the S&P 500 Index and have been positive on a year-over-year basis for three quarters. Fourth-quarter earnings reports (to date) have been free from any restatements or scandal, which should help the markets going forward in 2003.

      The Institutional Equity Index Fund invests in the 500 stocks that comprise the S&P 500 Index. The S&P 500 Index is a market-weighted index of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in this Index tend to be market leaders. In July 2002, Standard & Poor's changed the composition of the Index by removing seven foreign companies (five Canadian and two European), replacing them with seven firms headquartered in the U.S. For the 12 months ending December 2002, all sectors within the Index had negative returns. The weakest sectors were Information Technology and Telecom Services. These sectors attracted the most capital in the late 1990s and the issues of excess capacity and overoptimistic expectations are undergoing a correction. Market sentiment may improve with an increase in corporate profit visibility and, at least, a partial resolution of the current geopolitical situation.

      The Fund's performance for the 12 months ended December 31, 2002 was -22.2%, which was in line with the benchmark return of -22.1%.

      [The following table is depicted as a graph in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

     Dates                      Equity Index Fund          S&P 500 Index
     -----                      -----------------          -------------
     5/3/1999 .................       10,000                   10,000
   12/31/1999 .................       10,895                   11,004
   12/31/2000 .................        9,908                   10,002
   12/31/2001 .................        8,705                    8,813
   12/31/2002 .................        6,777                    6,866


--------------------------------------------------------------------------------
                               Equity Index Fund
                               -----------------
                                                               Total Return
Period                        Growth                    ------------------------
Ended                           of                       Cumu-          Average
12/31/2002                   $10,000                     lative          Annual
--------------------------------------------------------------------------------
1 Year                       $ 7,784                    -22.2%           -22.2%
Since 5/3/99
 (Inception)                 $ 6,777                    -32.2%           -10.1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 S&P 500 Index
                                 -------------
                                                              Total Return
Period                        Growth                    ------------------------
Ended                           of                       Cumu-          Average
12/31/2002                   $10,000                     lative          Annual
--------------------------------------------------------------------------------
1 Year                       $ 7,790                    -22.1%           -22.1%
Since 5/3/99
 (Inception)                 $ 6,866                    -31.3%            -9.8%
--------------------------------------------------------------------------------

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                           MID-CAP EQUITY INDEX FUND

      The Institutional Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P 400 MidCap Index. The Index is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in the Index tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

      The S&P MidCap 400 Index outperformed both the S&P 500 Index and the Russell 2000(R) Index, continuing a trend of recent years. The MidCap Index is rich in companies that have grown up from the smaller-cap Russell 2000(R) Index and continue to execute successful business strategies with relatively reasonable valuations. The Institutional Mid-Cap Equity Index Fund's performance for the 12-month period ending December 31, 2002 was -14.6% versus the -14.5% return of the S&P MidCap 400 Index.

      [The following table is depicted as a graph in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

     Dates             Mid-Cap Equity Index Fund        S&P MidCap 400 Index
     -----             -------------------------        --------------------
      9/00 ...........         10,000                         10,000
     12/00 ...........          9,456                          9,549
     12/01 ...........          9,374                          9,491
     12/02 ...........          8,007                          8,114

--------------------------------------------------------------------------------
                           Mid-Cap Equity Index Fund
                           -------------------------
                                                             Total Return
Period                         Growth                -------------------------
Ended                            of                      Cumu-          Average
12/31/2002                     $10,000                  lative          Annual
--------------------------------------------------------------------------------
1 Year                         $ 8,541                  -14.6%           -14.6%
Since 9/1/00
 (Inception)                   $ 8,007                  -19.9%            -9.1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              S&P MidCap 400 Index
                              --------------------
                                                             Total Return
Period                          Growth               ---------------------------
Ended                             of                    Cumu-           Average
12/31/2002                     $10,000                 lative           Annual
--------------------------------------------------------------------------------
1 Year                         $ 8,549                 -14.5%           -14.5%
Since 9/1/00
 (Inception)                   $ 8,114                 -18.9%            -8.6%
--------------------------------------------------------------------------------

The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                             AGGRESSIVE EQUITY FUND

      In 2002, the Russell 2000(R) recorded its worst year since its 1979 inception. Financial Services and Real Estate Investment Trusts (REITs) were the only sectors to achieve positive performance for the year. All other sectors were down double digits for the period with Technology, Health Care and Producer Durables the weakest. Within the Index, value continued to significantly outperform growth. although the disparity began to decelerate in the fourth quarter. Small-cap stocks outperformed large cap for the year, but at a narrower margin than in recent years.

      The objective of the Aggressive Equity Fund is capital appreciation through investing in both growth and value stocks, with the respective weightings to be determined by market conditions. Over the 12-month period ending December 31, 2002, the Fund returned -18.8% versus the -20.5% return for the Russell 2000(R) Index.

      [The following table is depicted as a graph in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

       Dates                    Aggressive Equity Fund      Russell 2000 Index
     -----                    ----------------------      ------------------
     9/1/2000 ..............           10,000                   10,000
   12/31/2000 ..............            9,327                    9,039
   12/31/2001 ..............            8,336                    9,264
   12/31/2002 ..............            6,769                    7,366


--------------------------------------------------------------------------------
                             Aggressive Equity Fund
                             ----------------------

                                                              Total Return
Period                         Growth                  ------------------------
Ended                            of                     Cumu-           Average
12/31/2002                    $10,000                  lative           Annual
--------------------------------------------------------------------------------
1 Year                        $ 8,120                  -18.8%           -18.8%
Since 9/1/00
 (Inception)                  $ 6,769                  -32.3%           -15.4%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               Russell 2000 Index
                               ------------------

                                                               Total Return
Period                         Growth                   ----------------------
Ended                            of                     Cumu-          Average
12/31/2002                    $10,000                   lative          Annual
--------------------------------------------------------------------------------
1 Year                        $ 7,952                   -20.5%          -20.5%
Since 9/1/00
 (Inception)                  $ 7,366                   -26.3%          -12.3%
--------------------------------------------------------------------------------

The line representing the performance return of the Aggressive Equity Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                               MONEY MARKET FUND

      The Institutional Money Market Fund's investment objective is the realization of high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital. Through investing in high-quality commercial paper, the Fund returned 1.5% for the 12 months ended December 31, 2002. Short-term rates declined substantially during this period, as the Federal Reserve Board lowered the Federal Funds Rate from 1.75% to 1.25% in an attempt to stimulate the economy. The seven-day effective yield as of February 18, 2003 is 1.0%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. Government agency insures or guarantees the investments in shares of the Money Market Fund.

                                   BOND FUND

      The Institutional Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate, U.S. Government agency and mortgage-backed securities, which yield more than U.S. Treasury issues. For the 12 months ending December 31, 2002, the Fund returned 7.2%. The Fund's previous benchmark, the Lehman Brothers Government/Credit Index (which is over 50% invested in U.S. Government issues) returned 11.0% and the Lehman Brothers Aggregate Bond Index returned 10.3% for the same period. The Fund continued to underweight government securities and emphasized higher-yielding, but more volatile, corporate issues. This volatility has risen to unprecedented levels due to a number of bankruptcies, particularly in the telecommunications sector, and well-publicized accounting and corporate governance issues. As these are resolved, we expect corporate bond prices to stabilize and yield relationships to revert to historical ranges. This should enable the Fund to outperform the more stable issues that dominate the Lehman Aggressive and Government/Credit Bond indices.

      The  Institutional  Bond  Fund has  recently  increased  its  holdings  of mortgage-backed securities, based on market conditions and the growing preference within the fixed-income securities industry for portfolios that are diversified among government, corporate and mortgage-backed securities. Consequently, the comparative index for the Fund has been changed to the Lehman Brothers Aggregate Bond Index, which includes a significant mortgage-backed securities component. The Fund's previous benchmark, the Lehman Brothers Government/Credit Bond Index, does not include any mortgage-backed securities.

      [The following table is depicted as a graph in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                                                                   Lehman Bros.
                                            Lehman Bros.          Gov't./Credit
     Dates             Bond Fund        Aggregate  Bond Index       Bond Index
     -----             ---------        ---------------------       ----------
     5/1/1996 .......    10,000                10,000                 10,000
   12/31/1996 .......    10,501                10,609                 10,610
   12/31/1997 .......    11,435                11,636                 11,646
   12/31/1998 .......    12,379                12,645                 12,748
   12/31/1999 .......    11,948                12,540                 12,474
   12/31/2000 .......    12,649                13,998                 13,951
   12/31/2001 .......    13,630                15,177                 15,138
   12/31/2002 .......    14,610                16,736                 16,807

--------------------------------------------------------------------------------
                                   Bond Fund
                                   ---------
                                                            Total Return
Period                         Growth                   ----------------------
Ended                            of                     Cumu-          Average
12/31/2002                    $10,000                   lative          Annual
--------------------------------------------------------------------------------
1 Year                        $10,719                     7.2%           7.2%
5 Years                       $12,777                    27.8%           5.0%
Since 5/1/96
 (Inception)                  $14,610                    46.1%           5.9%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Lehman Bros. Aggregate Bond Index
                       ---------------------------------
                                                               Total Return
Period                         Growth                   ----------------------
Ended                            of                     Cumu-          Average
12/31/2002                    $10,000                   lative          Annual
--------------------------------------------------------------------------------
1 Year                        $11,027                    10.3%           10.3%
5 Years                       $14,382                    43.8%            7.5%
Since 5/1/96
 (Inception)                  $16,736                    67.4%            8.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     Lehman Bros. Gov't./Credit Bond Index
                     -------------------------------------
                                                               Total Return
Period                         Growth                   ------------------------
Ended                            of                     Cumu-          Average
12/31/2002                    $10,000                   lative          Annual
--------------------------------------------------------------------------------
1 Year                        $11,102                    11.0%           11.0%
5 Years                       $14,431                    44.3%            7.6%
Since 5/1/96
 (Inception)                  $16,807                    68.1%            8.1%
--------------------------------------------------------------------------------

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2002

                                                          Shares         Value
                                                          ------         -----
INDEXED ASSETS:
COMMON STOCKS
  3M Company ...................................           1,079     $   133,041
  Abbott Laboratories ..........................           4,324         172,960
  Ace, Ltd.* ...................................             727          21,330
  ADC Telecommunications, Inc.* ................           2,200           4,598
  Adobe Systems, Inc. ..........................             664          16,540
  Advanced Micro Devices, Inc.* ................             946           6,111
  AES Corp.* ...................................           1,481           4,473
  Aetna, Inc. ..................................             404          16,612
  Aflac, Inc. ..................................           1,435          43,222
  Agilent Technologies, Inc.* ..................           1,286          23,097
  Air Products & Chemicals, Inc. ...............             629          26,890
  Alberto-Culver Co. ...........................             160           8,064
  Albertson's, Inc. ............................           1,054          23,462
  Alcoa, Inc. ..................................           2,346          53,442
  Allegheny Energy, Inc.* ......................             347           2,623
  Allegheny Technologies, Inc. .................             223           1,389
  Allergan, Inc. ...............................             358          20,628
  Allied Waste Industries, Inc.* ...............             546           5,460
  Allstate Corp. ...............................           1,965          72,685
  Alltel Corp. .................................             861          43,911
  Altera Corp.* ................................           1,064          13,130
  Ambac Financial Group, Inc. ..................             294          16,535
  Amerada Hess Corp. ...........................             247          13,597
  Ameren Corp. .................................             400          16,628
  American Electric Power, Inc. ................             939          25,663
  American Express Co. .........................           3,684         130,229
  American Greetings Corp. Cl A* ...............             180           2,844
  American Int'l. Group, Inc. ..................           7,238         418,718
  American Power Conversion* ...................             543           8,226
  American Standard Cos., Inc.* ................             201          14,299
  Amerisource Bergen Corp. .....................             291          15,804
  Amgen, Inc.* .................................           3,550         171,607
  AMR Corp.* ...................................             430           2,838
  AmSouth Bancorporation .......................           1,002          19,238
  Anadarko Petroleum Corp. .....................             688          32,955
  Analog Devices, Inc.* ........................           1,011          24,133
  Andrew Corp.* ................................             272           2,796
  Anheuser-Busch Cos., Inc. ....................           2,429         117,564
  Anthem, Inc.* ................................             386          24,279
  AOL Time Warner, Inc.* .......................          12,386         162,257
  Aon Corp. ....................................             844          15,943
  Apache Corp. .................................             398          22,682
  Apollo Group, Inc. Cl A* .....................             478          21,032
  Apple Computer, Inc.* ........................             985          14,115
  Applera Corp.-Applied Biosys .................             588          10,314
  Applied Materials, Inc.* .....................           4,537          59,117
  Applied Micro Circuits, Corp.* ...............             829           3,059
  Archer-Daniels-Midland Co. ...................           1,805          22,382
  Ashland, Inc. ................................             192           5,478
  AT&T Corp. ...................................           2,134          55,719
  AT&T Wireless Services.* .....................           7,496          42,352
  Autodesk, Inc. ...............................             318           4,547
  Automatic Data Processing, Inc. ..............           1,665          65,351
  AutoZone, Inc.* ..............................             273          19,287
  Avaya Inc.* ..................................           1,001           2,452
  Avery Dennison Corp. .........................             304          18,568
  Avon Products, Inc. ..........................             655          35,285
  Baker Hughes, Inc. ...........................             934          30,065
  Ball Corp. ...................................             157           8,037
  Bank of America Corp. ........................           4,170         290,107
  Bank of New York Co., Inc. ...................           2,016          48,303
  Bank One Corp. ...............................           3,252         118,861
  Bard (C.R.), Inc. ............................             145           8,410
  Bausch & Lomb, Inc. ..........................             149           5,364
  Baxter International, Inc. ...................           1,665          46,620
  BB & T Corp. .................................           1,327          49,086
  Bear Stearns Cos., Inc. ......................             276          16,394
  Becton Dickinson & Co. .......................             716          21,974
  Bed Bath & Beyond, Inc.* .....................             809          27,935
  BellSouth Corp. ..............................           5,193         134,343
  Bemis Co. ....................................             146           7,246
  Best Buy Co., Inc.* ..........................             888          21,445
  Big Lots, Inc.* ..............................             321           4,247
  Biogen, Inc.* ................................             412          16,505
  Biomet, Inc. .................................             742          21,266
  BJ Services Co.* .............................             434          14,023
  Black & Decker Corp. .........................             222           9,522
  Block (H. & R.), Inc. ........................             508          20,422
  BMC Software, Inc.* ..........................             673          11,515
  Boeing Co. ...................................           2,324          76,669
  Boise Cascade Corp. ..........................             161           4,060
  Boston Scientific Corp.* .....................           1,125          47,835
  Bristol-Myers Squibb Co. .....................           5,369         124,292
  Broadcom Corp. Cl A* .........................             744          11,205
  Brown-Forman Corp. Cl B ......................             189          12,353
  Brunswick Corp. ..............................             250           4,965
  Burlington Northern Santa Fe .................           1,061          27,597
  Burlington Resources, Inc. ...................             557          23,756
  Calpine Corp.* ...............................           1,036           3,377
  Campbell Soup Co. ............................           1,136          26,662
  Capital One Financial Corp. ..................             609          18,099
  Cardinal Health, Inc. ........................           1,251          74,047
  Carnival Corp. ...............................           1,625          40,544
  Caterpillar, Inc. ............................             953          43,571
  Cendant Corp.* ...............................           2,890          30,287
  Centerpoint Energy, Inc. .....................             841           7,149
  Centex Corp. .................................             170           8,534
  CenturyTel, Inc. .............................             391          11,488
  Charles Schwab Corp. .........................           3,736          40,536
  Charter One Financial, Inc. ..................             653          18,761
  ChevronTexaco Corp. ..........................           2,957         196,581
  Chiron Corp.* ................................             527          19,815
  Chubb Corp. ..................................             475          24,795
  Ciena Corp.* .................................           1,190           6,117
  CIGNA Corp. ..................................             390          16,037
  Cincinnati Financial Corp. ...................             450          16,898
  CINergy Corp. ................................             463          15,612
  Cintas Corp. .................................             470          21,503
  Circuit City Group, Inc. .....................             581           4,311
  Cisco Systems, Inc.* .........................          20,088         263,153
  Citigroup, Inc. ..............................          14,280         502,513
  Citizens Communications Co.* .................             780           8,229
  Citrix Systems, Inc.* ........................             504           6,209
  Clear Channel Communications* ................           1,697          63,281
  Clorox Co. ...................................             638          26,318
  CMS Energy Corp.* ............................             374           3,531
  Coca-Cola Co. ................................           6,880         301,482
  Coca-Cola Enterprises, Inc. ..................           1,238          26,889
  Colgate-Palmolive Co. ........................           1,516          79,484
  Comcast Corp. Cl A* ..........................           6,452         152,074
  Comerica, Inc. ...............................             489          21,144
  Computer Associates Intl., Inc. ..............           1,602          21,627
  Computer Sciences Corp.* .....................             473          16,295
  Compuware Corp.* .............................           1,035           4,968
  Comverse Technology Inc.* ....................             518           5,190
  ConAgra Foods Inc. ...........................           1,488          37,215
  Concord EFS, Inc.* ...........................           1,414          22,256
  ConocoPhillips ...............................           1,871          90,538

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                          Shares         Value
                                                          ------         -----
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Consolidated Edison, Inc. ...................             589     $    25,221
   Constellation Energy Group ..................             454          12,630
   Convergys Corp.* ............................             479           7,257
   Cooper Industries Ltd. ......................             257           9,368
   Cooper Tire & Rubber Co. ....................             203           3,114
   Coors (Adolph) Co. Cl B .....................              99           6,064
   Corning, Inc.* ..............................           3,182          10,532
   Costco Wholesale Corp.* .....................           1,258          35,299
   Countrywide Financial Corp. .................             342          17,664
   Crane Co. ...................................             166           3,308
   CSX Corp. ...................................             588          16,646
   Cummins Inc. ................................             115           3,235
   CVS Corp. ...................................           1,085          27,092
   Dana Corp. ..................................             412           4,845
   Danaher Corp. ...............................             418          27,463
   Darden Restaurants, Inc. ....................             480           9,816
   Deere & Co. .................................             658          30,169
   Dell Computer Corp.* ........................           7,191         192,287
   Delphi Corporation ..........................           1,554          12,510
   Delta Air Lines, Inc. .......................             341           4,126
   Deluxe Corp. ................................             176           7,410
   Devon Energy Corp. ..........................             433          19,875
   Dillard's Inc. Cl A .........................             233           3,695
   Disney (Walt) Co. ...........................           5,653          92,200
   Dollar General Corp. ........................             922          11,018
   Dominion Resources, Inc. ....................             842          46,226
   Donnelley (R.R.) & Sons Co. .................             314           6,836
   Dover Corp. .................................             562          16,388
   Dow Chemical Co. ............................           2,514          74,666
   Dow Jones & Co., Inc. .......................             233          10,073
   DTE Energy Co. ..............................             446          20,694
   Du Pont (E.I.) de Nemours & Co. .............           2,751         116,642
   Duke Energy Corp. ...........................           2,449          47,853
   Dynergy, Inc.* ..............................           1,001           1,181
   Eastman Chemical Co. ........................             215           7,906
   Eastman Kodak Co. ...........................             808          28,312
   Eaton Corp. .................................             194          15,153
   eBay, Inc.* .................................             842          57,104
   Ecolab, Inc. ................................             357          17,672
   Edison International* .......................             902          10,689
   El Paso Corp. ...............................           1,665          11,588
   Electronic Arts, Inc.* ......................             382          19,012
   Electronic Data Systems Corp. ...............           1,327          24,457
   EMC Corp.* ..................................           6,159          37,816
   Emerson Electric Co. ........................           1,166          59,291
   Engelhard Corp. .............................             359           8,024
   Entergy Corp. ...............................             621          28,311
   EOG Resources, Inc. .........................             322          12,854
   Equifax, Inc. ...............................             401           9,279
   Equity Office Properties ....................           1,155          28,852
   Equity Residential ..........................             761          18,705
   Exelon Corp. ................................             892          47,071
   Exxon Mobil Corp. ...........................          18,708         653,658
   Family Dollar Stores, Inc. ..................             480          14,981
   Fannie Mae ..................................           2,762         177,679
   Federated Department Stores* ................             557          16,019
   FedEx Corp. .................................             827          44,840
   Fifth Third Bancorp* ........................           1,632          95,554
   First Data Corp. ............................           2,118          74,998
   First Tennessee Natl. Corp. .................             351          12,615
   FirstEnergy Corp. ...........................             824          27,167
   Fiserv, Inc.* ...............................             530          17,994
   FleetBoston Financial Corp. .................           2,901          70,494
   Fluor Corp. .................................             223           6,244
   Ford Motor Co. ..............................           5,102          47,449
   Forest Laboratories, Inc.* ..................             495          48,619
   Fortune Brands, Inc. ........................             417          19,395
   FPL Group, Inc. .............................             488          29,343
   Franklin Resources, Inc. ....................             726          24,742
   Freddie Mac .................................           1,925         113,671
   Freeport-McMoran Copper Cl B* ...............             400           6,712
   Gannett Co., Inc. ...........................             738          52,988
   Gap, Inc. ...................................           2,458          38,148
   Gateway, Inc.* ..............................             897           2,817
   General Dynamics Corp. ......................             559          44,368
   General Electric Co. ........................          27,667         673,691
   General Mills, Inc. .........................           1,014          47,607
   General Motors Corp. ........................           1,554          57,280
   Genuine Parts Co. ...........................             483          14,876
   Genzyme Corp. (Genl. Div.)* .................             592          17,505
   Georgia-Pacific (Timber Group) ..............             695          11,231
   Gillette Co. ................................           2,928          88,894
   Golden West Financial Corp. .................             429          30,806
   Goldman Sachs Group Inc. ....................           1,313          89,415
   Goodrich Corporation ........................             323           5,917
   Goodyear Tire & Rubber Co. ..................             483           3,289
   Grainger (W.W.), Inc. .......................             259          13,351
   Great Lakes Chemical Corp. ..................             139           3,319
   Guidant Corp.* ..............................             848          26,161
   Halliburton Co. .............................           1,206          22,564
   Harley-Davidson, Inc. .......................             839          38,762
   Harrah's Entertainment, Inc.* ...............             318          12,593
   Hartford Financial Svc Gp., Inc. ............             686          31,165
   Hasbro, Inc. ................................             480           5,544
   HCA, Inc. ...................................           1,424          59,096
   Health Management Associates ................             668          11,957
   HealthSouth Corp.* ..........................           1,090           4,578
   Heinz (H.J.) Co. ............................             970          31,884
   Hercules, Inc.* .............................             302           2,658
   Hershey Food Corp. ..........................             378          25,492
   Hewlett-Packard Co. .........................           8,468         147,004
   Hilton Hotels Corp. .........................           1,026          13,040
   Home Depot, Inc. ............................           6,466         154,925
   Honeywell International, Inc. ...............           2,265          54,360
   Household International, Inc. ...............           1,317          36,626
   Humana, Inc.* ...............................             469           4,690
   Huntington Bancshares, Inc. .................             685          12,816
   Illinois Tool Works, Inc. ...................             849          55,066
   IMS Health, Inc. ............................             800          12,800
   Ingersoll Rand Co.* .........................             468          20,152
   Intel Corp. .................................          18,420         286,799
   International Game Technology* ..............             250          18,980
   International Paper Co. .....................           1,338          46,790
   Interpublic Group of Cos., Inc. .............           1,058          14,897
   Intl. Business Machines Corp. ...............           4,742         367,505
   Intl. Flavors & Fragrances ..................             261           9,161
   Intuit, Inc.* ...............................             586          27,495
   ITT Industries, Inc. ........................             252          15,294
   J.P. Morgan Chase & Co. .....................           5,515         132,360
   Jabil Circuit, Inc.* ........................             547           9,802
   JDS Uniphase Corp.* .........................           3,933           9,715
   Jefferson-Pilot Corp. .......................             416          15,854
   John Hancock Financial Services .............             815          22,739
   Johnson & Johnson ...........................           8,257         443,483
   Johnson Controls, Inc. ......................             246          19,722
   Jones Apparel Group, Inc.* ..................             357          12,652
   KB Home .....................................             142           6,085
   Kellogg Co. .................................           1,133          38,828

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                          Shares         Value
                                                          ------         -----
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Kerr-McGee Corp. ............................             278     $    12,315
   KeyCorp .....................................           1,180          29,665
   Keyspan Corporation .........................             390          13,744
   Kimberly Clark Corp. ........................           1,438          68,262
   Kinder Morgan, Inc. .........................             338          14,287
   King Pharmaceuticals, Inc.* .................             687          11,810
   KLA Tencor Corp.* ...........................             524          18,534
   Knight-Ridder, Inc. .........................             231          14,611
   Kohl's Corp.* ...............................             931          52,089
   Kroger Co.* .................................           2,199          33,975
   Leggett & Platt .............................             543          12,185
   Lehman Brothers Holdings, Inc. ..............             676          36,024
   Lexmark Int'l, Inc.* ........................             360          21,780
   Lilly (Eli) & Co. ...........................           3,114         197,739
   Limited Brands, Inc. ........................           1,438          20,031
   Lincoln National Corp. ......................             518          16,358
   Linear Technology Corp. .....................             880          22,634
   Liz Claiborne, Inc. .........................             296           8,776
   Lockheed Martin Corp. .......................           1,248          72,072
   Loews Corp. .................................             524          23,297
   Louisiana-Pacific Corp.* ....................             290           2,337
   Lowe's Companies, Inc. ......................           2,152          80,700
   LSI Logic Corp.* ............................           1,025           5,914
   Lucent Technologies* ........................           9,544          12,025
   Manor Care, Inc.* ...........................             278           5,174
   Marathon Oil Corp. ..........................             858          18,267
   Marriott International, Inc. ................             673          22,122
   Marsh & McLennan Cos., Inc. .................           1,518          70,147
   Marshall & Ilsley Corp. .....................             588          16,099
   Masco Corp. .................................           1,340          28,207
   Mattel, Inc. ................................           1,208          23,133
   Maxim Integrated Products, Inc. .............             894          29,538
   May Department Stores Co. ...................             793          18,223
   Maytag Corp. ................................             215           6,128
   MBIA, Inc. ..................................             410          17,983
   MBNA Corp. ..................................           3,538          67,293
   McDermott International, Inc.* ..............             175             767
   McDonald's Corp. ............................           3,524          56,666
   McGraw-Hill Cos., Inc. ......................             537          32,456
   McKesson Corp. ..............................             796          21,516
   MeadWestvaco Corp. ..........................             554          13,689
   Medimmune, Inc.* ............................             692          18,802
   Medtronic, Inc. .............................           3,363         153,353
   Mellon Financial Corp. ......................           1,222          31,906
   Merck & Co., Inc. ...........................           6,275         355,228
   Mercury Interactive Corp.* ..................             232           6,879
   Meredith Corp. ..............................             138           5,673
   Merrill Lynch & Co., Inc. ...................           2,390          90,701
   MetLife, Inc. ...............................           1,955          52,863
   MGIC Investment Corp. .......................             293          12,101
   Micron Technology, Inc.* ....................           1,667          16,237
   Microsoft Corp. .............................          14,865         768,523
   Millipore Corp.* ............................             134           4,556
   Mirant Corp.* ...............................           1,114           2,105
   Molex, Inc., Cl A ...........................             536          12,349
   Monsanto Co. ................................             720          13,860
   Moody's Corp. ...............................             427          17,631
   Morgan Stanley ..............................           3,052         121,836
   Motorola, Inc. ..............................           6,380          55,187
   Nabors Industries, Ltd.* ....................             399          14,073
   National City Corp. .........................           1,686          46,062
   National Semiconductor Corp.* ...............             496           7,445
   Navistar International Corp.* ...............             168           4,084
   NCR Corp.* ..................................             273           6,481
   Network Appliance, Inc.* ....................             925           9,250
   New York Times Co. Cl A .....................             419          19,161
   Newell Rubbermaid, Inc. .....................             739          22,414
   Newmont Mining Corp. Holding Co. ............           1,086          31,527
   Nextel Communications, Inc.* ................           2,678          30,931
   Nicor, Inc. .................................             123           4,186
   NIKE, Inc. Cl B .............................             743          33,041
   NiSource, Inc. ..............................             674          13,480
   Noble Corporation* ..........................             373          13,111
   Nordstrom, Inc. .............................             373           7,076
   Norfolk Southern Corp. ......................           1,075          21,489
   North Fork Bancorp, Inc. ....................             454          15,318
   Northern Trust Corp. ........................             614          21,521
   Northrop Grumman Corp. ......................             501          48,597
   Novell, Inc.* ...............................           1,005           3,357
   Novellus Systems, Inc.* .....................             402          11,288
   Nucor Corp. .................................             217           8,962
   NVIDIA Corporation* .........................             415           4,777
   Occidental Petroleum Corp. ..................           1,039          29,560
   Office Depot, Inc.* .........................             854          12,605
   Omnicom Group, Inc. .........................             518          33,463
   Oracle Corp.* ...............................          14,891         160,823
   PACCAR, Inc. ................................             321          14,808
   Pactiv Corp.* ...............................             438           9,575
   Pall Corp. ..................................             340           5,671
   Parametric Technology Corp.* ................             723           1,822
   Parker Hannifin Corp. .......................             326          15,038
   Paychex, Inc. ...............................           1,039          28,988
   Penney (J.C.) Co., Inc. .....................             740          17,027
   Peoples Energy Corp. ........................              98           3,788
   Peoplesoft, Inc.* ...........................             860          15,738
   Pepsi Bottling Group, Inc. ..................             783          20,123
   PepsiCo, Inc. ...............................           4,802         202,740
   PerkinElmer, Inc. ...........................             348           2,871
   Pfizer, Inc. ................................          17,177         525,101
   PG & E Corp. ................................           1,079          14,998
   Pharmacia Corp. .............................           3,582         149,728
   Phelps Dodge Corp.* .........................             246           7,786
   Phillip Morris Cos., Inc. ...................           5,751         233,088
   Pinnacle West Capital Corp. .................             235           8,011
   Pitney Bowes, Inc. ..........................             666          21,752
   Plum Creek Timber Co ........................             512          12,083
   PMC-Sierra, Inc.* ...........................             460           2,558
   PNC Financial Services Group ................             787          32,975
   Power One, Inc.* ............................             219           1,242
   PPG Industries, Inc. ........................             467          23,420
   PPL Corporation .............................             448          15,537
   Praxair, Inc. ...............................             453          26,170
   Principal Financial Group, Inc. .............             937          28,232
   Proctor & Gamble Co. ........................           3,600         309,384
   Progress Energy, Inc. .......................             652          28,264
   Progressive Corp. of Ohio ...................             610          30,274
   Providian Financial Corp.* ..................             800           5,192
   Prudential Financial, Inc. ..................           1,574          49,959
   Public Svc. Enterprise Group ................             612          19,645
   Pulte Homes, Inc. ...........................             169           8,090
   QLogic Corp.* ...............................             257           8,869
   QUALCOMM, Inc.* .............................           2,183          79,439
   Quest Diagnostics, Inc.* ....................             280          15,932
   Quintiles Transnational Corp.* ..............             329           3,981
   Qwest Communications Intl.* .................           4,714          23,570
   RadioShack Corp. ............................             482           9,033
   Rational Software Corp.* ....................             538           5,590
   Raytheon Co. ................................           1,103          33,917

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                          Shares         Value
                                                          ------         -----

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Reebok International Ltd.* ..................             165     $     4,851
   Regions Financial Corp. .....................             635          21,184
   RJ Reynolds Tobacco Holdings ................             255          10,738
   Robert Half Intl., Inc.* ....................             488           7,862
   Rockwell Automation, Inc. ...................             514          10,645
   Rockwell Collins ............................             506          11,770
   Rohm & Haas Co. .............................             612          19,878
   Rowan Cos., Inc. ............................             260           5,902
   Ryder System, Inc. ..........................             172           3,860
   Sabre Group Holdings, Inc.* .................             400           7,244
   Safeco Corp. ................................             384          13,313
   Safeway, Inc.* ..............................           1,269          29,644
   Sanmina Corp.* ..............................           1,452           6,519
   Sara Lee Corp. ..............................           2,173          48,914
   SBC Communications, Inc. ....................           9,253         250,849
   Schering-Plough Corp. .......................           4,061          90,154
   Schlumberger, Ltd. ..........................           1,599          67,302
   Scientific-Atlanta, Inc. ....................             434           5,147
   Sealed Air Corp.* ...........................             232           8,654
   Sears Roebuck & Co. .........................             874          20,932
   Sempra Energy ...............................             569          13,457
   Sherwin-Williams Co. ........................             423          11,950
   Siebel Systems, Inc.* .......................           1,312           9,814
   Sigma-Aldrich Corp. .........................             203           9,886
   Simon Property Group ........................             538          18,330
   SLM Corporation .............................             430          44,660
   Snap-On, Inc. ...............................             161           4,526
   Solectron Corp.* ............................           2,279           8,090
   Southern Co. ................................           1,952          55,417
   SouthTrust Corp. ............................             961          23,881
   Southwest Airlines Co. ......................           2,138          29,718
   Sprint Corp. (FON Gp.) ......................           2,469          35,751
   Sprint Corp.  (PCS Gp.)* ....................           2,749          12,041
   St. Jude Medical, Inc.* .....................             488          19,383
   St. Paul Companies, Inc. ....................             620          21,111
   Stanley Works ...............................             236           8,161
   Staples, Inc.* ..............................           1,295          23,699
   Starbucks Corp.* ............................           1,070          21,807
   Starwood Hotels & Resorts ...................             552          13,104
   State Street Corp. ..........................             901          35,139
   Stillwell Financial, Inc. ...................             616           8,051
   Stryker Corp. ...............................             547          36,715
   Sun Microsystems, Inc.* .....................           8,660          26,933
   Sungard Data Sys., Inc.* ....................             781          18,400
   Sunoco, Inc. ................................             212           7,034
   Suntrust Banks, Inc. ........................             793          45,138
   Supervalu, Inc. .............................             369           6,092
   Symbol Technologies, Inc. ...................             635           5,220
   Synovus Financial Corp. .....................             818          15,869
   Sysco Corp. .................................           1,837          54,724
   T. Rowe Price Group, Inc.* ..................             342           9,330
   Target Corp. ................................           2,511          75,330
   Teco Energy, Inc. ...........................             476           7,364
   Tektronix, Inc.* ............................             253           4,602
   Tellabs, Inc.* ..............................           1,138           8,273
   Temple-Inland, Inc. .........................             146           6,542
   Tenet Healthcare Corp.* .....................           1,355          22,222
   Teradyne, Inc.* .............................             506           6,583
   Texas Instruments, Inc. .....................           4,804          72,108
   Textron, Inc. ...............................             387          16,637
   Thermo Electron Corp.* ......................             478           9,617
   Thomas & Betts Corp.* .......................             162           2,738
   Tiffany & Co. ...............................             404           9,660
   TJX Companies, Inc.* ........................           1,495          29,182
   TMP Worldwide, Inc.* ........................             308           3,483
   Torchmark Corp. .............................             336          12,274
   Toys R Us, Inc.* ............................             583           5,830
   Transocean, Inc.* ...........................             885          20,532
   Travelers Property Casualty Co.
     Cl B ......................................           2,786          40,815
   Tribune Co. .................................             834          37,914
   Tupperware Corp. ............................             161           2,428
   TXU Corp. ...................................             896          16,737
   Tyco International Ltd. .....................           5,532          94,487
   Union Pacific Corp. .........................             697          41,729
   Union Planters Corp. ........................             561          15,787
   Unisys Corp.* ...............................             891           8,821
   United Parcel Service Cl B ..................           3,093         195,106
   United States Steel Group ...................             281           3,687
   United Technologies Corp. ...................           1,310          81,141
   UnitedHealth Group Inc. .....................             853          71,226
   Univision Communications, Inc. ..............             634          15,533
   Unocal Corp. ................................             718          21,956
   UNUM Provident Corp. ........................             673          11,804
   US Bancorp ..................................           5,296         112,381
   UST, Inc. ...................................             468          15,645
   V F Corp. ...................................             305          10,995
   Veritas Software Corp.* .....................           1,133          17,697
   Verizon Communications ......................           7,606         294,733
   Viacom, Inc. Cl B* ..........................           4,896         199,561
   Visteon Corp. ...............................             362           2,520
   Vulcan Materials Co. ........................             281          10,538
   Wachovia Corp. ..............................           3,791         138,144
   Walgreen Co. ................................           2,835          82,754
   Wal-Mart Stores, Inc. .......................          12,272         619,859
   Washington Mutual, Inc. .....................           2,632          90,883
   Waste Management, Inc. ......................           1,712          39,239
   Waters Corp.* ...............................             364           7,928
   Watson Pharmaceuticals, Inc.* ...............             295           8,340
   Wellpoint Health Networks Inc. ..............             402          28,606
   Wells Fargo & Company .......................           4,739         222,117
   Wendy's International, Inc. .................             317           8,581
   Weyerhaeuser Co. ............................             605          29,772
   Whirlpool Corp. .............................             188           9,817
   Williams Cos., Inc. .........................           1,430           3,861
   Winn-Dixie Stores, Inc. .....................             389           5,944
   Worthington Industries, Inc. ................             237           3,612
   Wrigley (Wm.) Jr. Co. .......................             624          34,245
   Wyeth .......................................           3,674         137,408
   Xcel Energy, Inc. ...........................           1,092          12,012
   Xerox Corp.* ................................           1,995          16,060
   Xilinx, Inc.* ...............................             929          19,137
   XL Capital Limited* .........................             376          29,046
   Yahoo!, Inc.* ...............................           1,656          27,076
   Yum! Brands, Inc.* ..........................             821          19,885
   Zimmer Holdings, Inc.* ......................             538          22,338
   Zions Bancorporation ........................             255          10,032
                                                                     -----------
Total Indexed Assets -- Common Stocks+
   (Cost: $29,054,547) 58.2% ...................                     $22,524,532
                                                                     -----------

----------
*    Non-income producing security.

+    See "(b)" on page 11 for economic sector weightings.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002
                                                            Face
                                        Rate    Maturity   Amount       Value
                                        ----    --------   ------       -----

INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
  U.S. TREASURY BILL (a) .............  0.99%   03/20/03  $100,000   $    99,746
                                                                     -----------
AGENCIES (2.3 %)
  Federal Home Loan Bank .............  0.75    01/02/03   890,000       889,981
                                                                     -----------
TOTAL SHORT-TERM DEBT SECURITIES
  (Cost: $989,725) 2.5% ...........................................      989,727
                                                                     -----------
TOTAL INDEXED ASSETS
  (Cost: $30,044,272) 60.7% .......................................  $23,514,259
                                                                     ===========

----------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2002:

                                     Expiration   Underlying Face    Unrealized
                                        Date      Amount at Value    Gain(Loss)
                                     ----------   ---------------    ----------
Purchased
  5 S&P 500 Stock Index
  Futures Contracts                  March 2003      $1,098,625       $(9,875)
                                                     ==========       =======

Face value of futures purchased and outstanding as a percentage of total investments in securities: 2.8%

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(b) The common stocks included in the Indexed Assets of the All America Fund's Portfolio of Investments in Securities at December 31, 2002 are those which comprise the 500 stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R)"). The fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. As of December 31, 2002 the sector weightings of the common stocks component of the Indexed Assets of the fund was as follows:

      Basic Materials ............    2.8%   Healthcare .................  14.9%
      Consumer Cyclical ..........   13.4%   Industrials ................  11.5%
      Consumer Non-Cyclical ......    9.5%   Technology .................  14.3%
      Energy .....................    6.0%   Telecommunications .........   4.2%
      Financials .................   20.5%   Utilities ..................   2.9%

      Standard & Poor's does not sponsor, endorse, sell or promote the All America Fund. "Standard & Poor's(R)", "S&P(R)", and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. Standard & Poor's has no obligation or liability for the sale or operation of the All America Fund and makes no representation as to the advisability of investing in the fund.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, Inc. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                          Shares         Value
                                                          ------     -----------
ACTIVE ASSETS:
COMMON STOCKS
BASIC MATERIALS (0.8%)
   Boise Cascade Corp. .......................            2,570       $   64,815
   Bowater, Inc. .............................            1,710           71,735
   Ecolab, Inc. ..............................              800           39,600
   Praxair, Inc. .............................              660           38,128
   Sigma-Aldrich Corp. .......................              760           37,012
   Worthington Industries, Inc. ..............            4,940           75,286
                                                                      ----------
                                                                         326,576
                                                                      ----------
CONSUMER, CYCLICAL (4.9%)
   Action Performance Cos., Inc. .............            1,558           29,602
   American Greetings Corp. Cl A* ............            4,100           64,780
   AOL Time Warner, Inc.* ....................            3,700           48,470
   Best Buy Co., Inc.* .......................            4,200          101,430
   Chico's FAS, Inc.* ........................            6,441          121,799
   Coach, Inc.* ..............................            4,603          151,531
   Columbia Sportswear Co.* ..................            3,708          164,709
   Guitar Center, Inc.* ......................            2,049           33,931
   Hotels.com* ...............................              641           35,018
   Hot Topic, Inc.* ..........................            3,793           86,784
   K-Swiss, Inc. Cl. A .......................            3,741           81,217
   McClatchy Company Cl A ....................            1,170           66,374
   Office Depot, Inc.* .......................            2,900           42,804
   Oshkosh Truck Corp. .......................            1,260           77,490
   Pulitzer, Inc. ............................            1,530           68,774
   Regis Corporation .........................            4,040          105,000
   Sensient Technologies Corp. ...............            2,685           60,333
   Timberland Company Cl A* ..................            4,076          145,146
   Toro Co. ..................................            1,661          106,138
   United Stationers, Inc.* ..................            2,180           62,786
   Viacom, Inc. Cl B* ........................            2,530          103,123
   Westwood One, Inc.* .......................            4,205          157,099
                                                                      ----------
                                                                       1,914,338
                                                                      ----------
CONSUMER, NON-CYCLICAL (1.1%)
   Coors (Adolph) Co. Cl B ...................            1,110           67,988
   Dial Corp. ................................            2,180           44,407
   FTI Consulting, Inc.* .....................            2,001           80,340
   Service Corp. International* ..............            7,853           26,072
   J.M. Smucker Co. ..........................            4,244          168,954
   Weight Watchers Intl., Inc.* ..............            1,260           57,922
                                                                      ----------
                                                                         445,683
                                                                      ----------
ENERGY (3.3%)
   Apache Corp. ..............................            1,300           74,087
   Equitable Resources, Inc. .................            1,580           55,363
   Exxon Mobil Corp. .........................            5,300          185,182
   Frontier Oil Crop .........................            7,610          131,044
   Occidental Petroleum Corp. ................              510           14,510
   Oil States International, Inc. ............            8,640          111,453
   Patterson UTI Energy, Inc.* ...............            1,750           52,798
   Pogo Producing Co. ........................            2,690          100,203
   Premcor, Inc.* ............................            5,710          126,933
   Quicksilver Resources* ....................            1,775           39,813
   Schlumberger, Ltd. ........................            1,840           77,446
   Western Gas Resources .....................            4,888          180,123
   XTO Energy, Inc. ..........................            5,030          124,241
                                                                      ----------
                                                                       1,273,196
                                                                      ----------
FINANCIAL (7.6%)
   Aflac, Inc. ...............................              600           18,072
   Alabama National Bancorp ..................            4,237          184,310
   Allstate Corp. ............................            1,950           72,131
   American Int'l. Group, Inc. ...............            5,460          315,861
   Bank of America Corp. .....................              650           45,221
   Bear Stearns Cos., Inc. ...................            1,200           71,280
   Boston Private Finl. Holdings .............            2,260           44,884
   Citigroup, Inc. ...........................            9,750          343,103
   Countrywide Financial Corp. ...............            1,500           77,475
   Doral Financial Group .....................            2,100           60,060
   East West Bancorp, Inc. ...................            2,821          101,782
   Golden West Financial Corp. ...............            2,220          159,418
   Healthcare Realty Trust ...................            1,420           41,535
   Hibernia Corp. Cl A .......................            6,180          119,027
   MBNA Corp. ................................           11,700          222,534
   Merrill Lynch & Co., Inc. .................              860           32,637
   Morgan Stanley ............................            4,700          187,624
   Pacific Capital Bancorp ...................            3,110           79,150
   Principal Financial Group, Inc. ...........            1,200           36,156
   Privatebancorp, Inc. ......................              570           21,580
   Safeco Corp. ..............................            4,140          143,534
   Silicon Valley Bancshares* ................            2,940           53,655
   SLM Corporation ...........................            1,120          116,323
   SouthTrust Corp. ..........................              880           21,868
   Sterling Bancshares, Inc. .................            5,510           67,332
   Texas Regional Bancshares .................            4,790          170,240
   UCBH Holdings, Inc. .......................            1,260           53,487
   UnionBanCal Corporation ...................            2,070           81,289
   Willow Grove Bancorp ......................            2,280           31,692
                                                                      ----------
                                                                       2,973,260
                                                                      ----------

HEALTHCARE (5.0%)
   Alaris Medical* ...........................           11,111           67,777
   Cardinal Health, Inc. .....................            3,100          183,489
   Centene Corporation* ......................            1,920           64,493
   Closure Medical Corporation* ..............            1,250           13,100
   Cytyc Corp.* ..............................            6,562           66,932
   Edwards LifeSciences Corp.* ...............            2,773           70,628
   Exact Sciences Corp.* .....................            2,290           24,801
   Health Net, Inc.* .........................            5,010          132,264
   IDEXX Laboratories, Inc.* .................            3,042          101,299
   Lilly (Eli) & Co. .........................            3,200          203,200
   Medtronic, Inc. ...........................            4,900          223,440
   Mid Atlantic Medical Svcs., Inc. ..........            3,750          121,500
   Neurocrine Biosciences, Inc.* .............            1,190           54,335
   Pfizer, Inc. ..............................            6,100          186,477
   Scios, Inc.* ..............................            2,107           68,646
   STERIS Corp.* .............................            2,976           72,168
   Telik, Inc.* ..............................            4,613           53,788
   Triad Hospitals, Inc.* ....................            4,170          124,390
   Varian Medical Systems, Inc.* .............            2,211          109,666
   WellChoice, Inc.* .........................              170            4,072
                                                                      ----------
                                                                       1,946,465
                                                                      ----------

INDUSTRIAL (4.1%)
   AGCO Corp.* ...............................            2,136           47,206
   Arkansas Best Corp. .......................            3,530           91,713
   Ball Corp. ................................              740           37,881
   Benchmark Electronics* ....................            1,300           37,258
   Deere & Co. ...............................            2,420          110,957
   Documentum, Inc.* .........................            2,049           32,087
   Electro Scientific Inds., Inc.* ...........            2,306           46,120
   EMCOR Group, Inc.* ........................            1,551           82,219
   Fair, Isaac and Company, Inc. .............            1,457           62,214
   InterMune, Inc.* ..........................            1,945           49,617
   Jacobs Engineering Group, Inc. ............            2,680           95,408
   Kirby Corp.* ..............................            3,425           93,811

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, Inc. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                         Shares         Value
                                                         ------      -----------
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED
INDUSTRIAL (CONTINUED)
   Kroll, Inc.* ..............................            4,674      $    89,180
   Landstar System, Inc.* ....................            3,000          175,080
   Republic Services, Inc.* ..................            5,320          111,614
   Roadway Corporation .......................            1,620           59,632
   Temple-Inland, Inc. .......................            1,170           52,428
   Thomas Industries, Inc. ...................            1,940           50,556
   United Parcel Service Cl B ................            1,200           75,693
   Waste Connections, Inc.* ..................            5,180          200,000
                                                                     -----------
                                                                       1,600,674
                                                                     -----------
TECHNOLOGY (10.8%)
   Amdocs, Ltd.* .............................            7,793           76,527
   Applied Materials, Inc.* ..................           15,800          205,874
   Broadcom Corp. Cl A* ......................            4,394           66,174
   Brocade Communication Sys.* ...............           16,700           69,138
   Brooks-PRI Automation, Inc.* ..............            2,943           33,727
   Charles River Laboratories, Inc. ..........            1,660           63,877
   Cisco Systems, Inc.* ......................           20,300          265,930
   Cognizant Tech Solutions* .................              748           54,028
   Cognos, Inc.* .............................            3,464           81,231
   Compucom Systems, Inc.* ...................            6,561           36,807
   Dell Computer Corp.* ......................            7,000          187,180
   EMC Corp.* ................................           35,200          216,128
   Group 1 Software, Inc.* ...................            1,705           20,375
   Hewlett-Packard Co. .......................            4,130           71,697
   Hyperion Solutions, Corp.* ................            2,798           71,825
   Imation Corp.* ............................            3,007          105,486
   Integrated Circuit Systems, Inc. ..........            3,058           55,809
   Intel Corp. ...............................            2,670           41,572
   Intergraph Corp.* .........................            6,344          112,669
   International Rectifier* ..................            3,372           62,247
   Intersil Corp. Cl A* ......................            4,500           62,730
   Intl. Business Machines Corp. .............              500           38,750
   J D Edwards & Company* ....................            4,190           47,263
   Juniper Networks, Inc.* ...................           20,900          142,120
   Lattice Semiconductor Corp.* ..............            9,034           79,228
   Linear Technology Corp. ...................            8,550          219,906
   Marvell Technology Group* .................            3,379           63,728
   Maxim Integrated Products, Inc. ...........            7,900          261,016
   Mercury Interactive Corp.* ................            1,333           39,523
   Microchip Technology, Inc. ................            3,064           74,915
   Micromuse, Inc.* ..........................            8,670           33,119
   Microsoft Corp. ...........................            3,900          201,630
   Networks Associates, Inc.* ................            2,095           33,709
   Novellus Systems, Inc.* ...................            2,666           74,861
   PEC Solutions, Inc.* ......................            2,254           67,395
   Pinnacle Systems, Inc.* ...................            6,119           83,280
   Pixar, Inc.* ..............................            1,816           96,230
   Quality Systems, Inc.* ....................              205            4,121
   Silicon Image, Inc.* ......................            7,909           47,454
   Skyworks Solutions, Inc.* .................            3,640           31,377
   Tektronix, Inc.* ..........................            1,870           34,015
   Veritas Software Corp.* ...................           11,900          185,878
   Western Digital Corp.* ....................           10,542           67,363
   Xilinx, Inc.* .............................           13,360          275,213
   Zebra Technologies Cl A ...................              900           51,570
                                                                     -----------
                                                                       4,214,695
                                                                     -----------
TELECOMMUNICATIONS (0.8%)
   AT&T Wireless Services* ...................            6,000           33,900
   Alltel Corp. ..............................            1,690           86,190
   QUALCOMM, Inc.* ...........................            1,800           65,502
   SBC Communications, Inc. ..................            3,300           89,463
   Verizon Communications ....................            1,140           44,175
                                                                     -----------
                                                                         319,230
                                                                     -----------
UTILITIES (0.5%)
   Consolidated Edison, Inc. .................              900           38,538
   DTE Energy Co. ............................            1,200           55,680
   Entergy Corp. .............................            1,200           54,708
   FPL Group, Inc. ...........................              600           36,078
                                                                     -----------
                                                                         185,004
                                                                     -----------
TOTAL ACTIVE ASSETS-COMMON STOCKS
   (Cost: $16,413,634) 38.9% .................                        15,199,121
                                                                     -----------
Temporary Cash Investment**
   (Cost $450,900) 1.1% ......................                           450,900
                                                                     -----------
TOTAL INVESTMENTS
   (Cost: $46,908,806) 100.0% ................                       $39,164,280
                                                                     ===========

----------
 *   Non-income producing security.

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2002 was .66%.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2002

                                                          Shares        Value
                                                          ------     -----------
COMMON STOCK:
   3M Company ..................................           1,140     $   140,562
   Abbott Laboratories .........................           4,569         182,760
   Ace, Ltd.* ..................................             768          22,533
   ADC Telecommunications, Inc.* ...............           2,325           4,859
   Adobe Systems, Inc. .........................             702          17,487
   Advanced Micro Devices, Inc.* ...............           1,000           6,460
   AES Corp.* ..................................           1,564           4,723
   Aetna, Inc. .................................             427          17,558
   Aflac, Inc. .................................           1,517          45,692
   Agilent Technologies, Inc.* .................           1,359          24,408
   Air Products & Chemicals, Inc. ..............             665          28,429
   Alberto-Culver Co. ..........................             169           8,518
   Albertson's, Inc. ...........................           1,114          24,798
   Alcoa, Inc. .................................           2,479          56,472
   Allegheny Energy, Inc.* .....................             367           2,775
   Allegheny Technologies, Inc. ................             236           1,470
   Allergan, Inc. ..............................             378          21,780
   Allied Waste Industries, Inc.* ..............             577           5,770
   Allstate Corp. ..............................           2,077          76,828
   Alltel Corp. ................................             910          46,410
   Altera Corp.* ...............................           1,125          13,883
   Ambac Financial Group, Inc. .................             310          17,434
   Amerada Hess Corp.* .........................             260          14,313
   Ameren Corp. ................................             423          17,584
   American Electric Power, Inc. ...............             992          27,111
   American Express Co. ........................           3,894         137,653
   American Greetings Corp. Cl A* ..............             191           3,018
   American Int'l. Group, Inc. .................           7,650         442,553
   American Power Conversion* ..................             574           8,696
   American Standard Cos., Inc.* ...............             212          15,082
   Amerisource Bergen Corp. ....................             307          16,673
   Amgen, Inc.* ................................           3,753         181,420
   AMR Corp.* ..................................             454           2,996
   AmSouth Bancorporation ......................           1,059          20,333
   Anadarko Petroleum Corp. ....................             727          34,823
   Analog Devices, Inc.* .......................           1,069          25,517
   Andrew Corp.* ...............................             287           2,950
   Anheuser-Busch Cos., Inc. ...................           2,515         121,726
   Anthem, Inc.* ...............................             407          25,600
   AOL Time Warner Inc.* .......................          13,092         171,505
   Aon Corp. ...................................             886          16,737
   Apache Corp. ................................             421          23,993
   Apollo Group, Inc. Cl A* ....................             506          22,264
   Apple Computer, Inc.* .......................           1,041          14,918
   Applera Corp.-Applied Biosys ................             622          10,910
   Applied Materials, Inc.* ....................           4,795          62,479
   Applied Micro Circuits, Corp.* ..............             876           3,232
   Archer-Daniels-Midland Co. ..................           1,907          23,647
   Ashland, Inc. ...............................             203           5,792
   AT&T Corp. ..................................           2,255          58,878
   AT&T Wireless Services* .....................           7,923          44,765
   Autodesk, Inc. ..............................             336           4,805
   Automatic Data Processing, Inc ..............           1,760          69,080
   AutoZone, Inc.* .............................             289          20,418
   Avaya Inc.* .................................           1,057           2,590
   Avery Dennison Corp. ........................             322          19,668
   Avon Products, Inc. .........................             692          37,278
   Baker Hughes, Inc. ..........................             988          31,804
   Ball Corp. ..................................             166           8,498
   Bank of America Corp. .......................           4,408         306,665
   Bank of New York Co., Inc. ..................           2,131          51,059
   Bank One Corp. ..............................           3,436         125,586
   Bard (C.R.), Inc. ...........................             154           8,932
   Bausch & Lomb, Inc. .........................             158           5,688
   Baxter International, Inc. ..................           1,760          49,280
   BB & T Corp. ................................           1,403          51,897
   Bear Stearns Cos., Inc. .....................             292          17,345
   Becton Dickinson & Co. ......................             756          23,202
   Bed Bath & Beyond, Inc.* ....................             855          29,523
   BellSouth Corp. .............................           5,488         141,975
   Bemis Co. ...................................             155           7,693
   Best Buy Co., Inc.* .........................             939          22,677
   Big Lots, Inc.* .............................             339           4,485
   Biogen, Inc.* ...............................             435          17,426
   Biomet, Inc. ................................             785          22,498
   BJ Services Co.* ............................             459          14,830
   Black & Decker Corp. ........................             235          10,079
   Block (H. & R.), Inc. .......................             537          21,587
   BMC Software, Inc.* .........................             711          12,165
   Boeing Co. ..................................           2,456          81,023
   Boise Cascade Corp. .........................             170           4,287
   Boston Scientific Corp.* ....................           1,189          50,556
   Bristol-Myers Squibb Co. ....................           5,675         131,376
   Broadcom Corp. Cl A* ........................             786          11,837
   Brown-Forman Corp. Cl B .....................             200          13,072
   Brunswick Corp. .............................             264           5,243
   Burlington Northern Santa Fe ................           1,121          29,157
   Burlington Resources, Inc. ..................             589          25,121
   Calpine Corp.* ..............................           1,095           3,570
   Campbell Soup Co. ...........................           1,201          28,187
   Capital One Financial Corp. .................             644          19,140
   Cardinal Health, Inc. .......................           1,322          78,249
   Carnival Corp. ..............................           1,717          42,839
   Caterpillar, Inc. ...........................           1,007          46,040
   Cendant Corp.* ..............................           3,054          32,006
   Centerpoint Energy, Inc. ....................             889           7,557
   Centex Corp. ................................             179           8,986
   CenturyTel, Inc. ............................             414          12,163
   Charles Schwab Corp. ........................           3,948          42,836
   Charter One Financial, Inc. .................             690          19,824
   ChevronTexaco Corp. .........................           3,125         207,750
   Chiron Corp.* ...............................             556          20,906
   Chubb Corp. .................................             502          26,204
   Ciena Corp.* ................................           1,261           6,482
   CIGNA Corp. .................................             412          16,941
   Cincinnati Financial Corp. ..................             475          17,836
   CINergy Corp. ...............................             489          16,489
   Cintas Corp. ................................             497          22,738
   Circuit City Group, Inc. ....................             614           4,556
   Cisco Systems, Inc.* ........................          21,230         278,113
   Citigroup, Inc. .............................          15,092         531,087
   Citizens Communications Co.* ................             825           8,704
   Citrix Systems, Inc.* .......................             533           6,567
   Clear Channel Communications* ...............           1,794          66,898
   Clorox Co. ..................................             674          27,803
   CMS Energy Corp.* ...........................             395           3,729
   Coca-Cola Co. ...............................           7,271         318,615
   Coca-Cola Enterprises, Inc. .................           1,308          28,410
   Colgate-Palmolive Co. .......................           1,602          83,993
   Comcast Corp. Cl A* .........................           6,798         160,229
   Comerica, Inc. ..............................             516          22,312
   Computer Associates Intl., Inc. .............           1,694          22,869
   Computer Sciences Corp.* ....................             500          17,225
   Compuware Corp.* ............................           1,093           5,246
   Comverse Technology Inc.* ...................             547           5,481
   ConAgra Foods Inc. ..........................           1,573          39,341
   Concord EFS, Inc.* ..........................           1,495          23,531
   ConocoPhillips ..............................           1,979          95,764
   Consolidated Edison, Inc. ...................             623          26,677
   Constellation Energy Group ..................             480          13,354

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                          Shares        Value
                                                          ------     -----------
Common Stock (CONTINUED):
   Convergys Corp.* ............................             506        $  7,666
   Cooper Industries Ltd. ......................             272           9,914
   Cooper Tire & Rubber Co. ....................             214           3,283
   Coors (Adolph) Co. Cl B .....................             106           6,493
   Corning, Inc.* ..............................           3,362          11,128
   Costco Wholesale Corp.* .....................           1,329          37,292
   Countrywide Financial Corp. .................             362          18,697
   Crane Co. ...................................             175           3,488
   CSX Corp. ...................................             622          17,609
   Cummins Inc. ................................             121           3,404
   CVS Corp. ...................................           1,147          28,641
   Dana Corp. ..................................             435           5,116
   Danaher Corp. ...............................             442          29,039
   Darden Restaurants, Inc. ....................             507          10,368
   Deere & Co. .................................             696          31,912
   Dell Computer Corp.* ........................           7,599         203,197
   Delphi Corporation ..........................           1,642          13,218
   Delta Air Lines, Inc. .......................             361           4,368
   Deluxe Corp. ................................             186           7,831
   Devon Energy Corp. ..........................             458          21,022
   Dillard's Inc. Cl A .........................             247           3,917
   Disney (Walt) Co. ...........................           5,974          97,436
   Dollar General Corp. ........................             974          11,639
   Dominion Resources, Inc. ....................             890          48,861
   Donnelley (R.R.) & Sons Co. .................             332           7,228
   Dover Corp. .................................             594          17,321
   Dow Chemical Co. ............................           2,657          78,913
   Dow Jones & Co., Inc. .......................             247          10,678
   DTE Energy Co. ..............................             472          21,901
   Du Pont (E.I.) de Nemours & Co ..............           2,908         123,299
   Duke Energy Corp. ...........................           2,589          50,589
   Dynergy, Inc.* ..............................           1,058           1,248
   Eastman Chemical Co. ........................             226           8,310
   Eastman Kodak Co. ...........................             853          29,889
   Eaton Corp. .................................             206          16,091
   eBay, Inc.* .................................             889          60,292
   Ecolab, Inc. ................................             378          18,711
   Edison International* .......................             954          11,305
   El Paso Corp. ...............................           1,760          12,250
   Electronic Arts, Inc.* ......................             404          20,107
   Electronic Data Systems Corp. ...............           1,402          25,839
   EMC Corp.* ..................................           6,509          39,965
   Emerson Electric Co. ........................           1,233          62,698
   Engelhard Corp. .............................             379           8,471
   Entergy Corp. ...............................             657          29,953
   EOG Resources, Inc. .........................             340          13,573
   Equifax, Inc. ...............................             424           9,811
   Equity Office Properties ....................           1,220          30,476
   Equity Residential ..........................             804          19,762
   Exelon Corp. ................................             943          49,762
   Exxon Mobil Corp. ...........................          19,772         690,834
   Family Dollar Stores, Inc. ..................             507          15,823
   Fannie Mae ..................................           2,919         187,779
   Federated Department Stores* ................             589          16,940
   FedEx Corp. .................................             874          47,388
   Fifth Third Bancorp .........................           1,724         100,940
   First Data Corp. ............................           2,239          79,283
   First Tennessee Natl. Corp. .................             371          13,334
   FirstEnergy Corp. ...........................             871          28,717
   Fiserv, Inc.* ...............................             560          19,012
   FleetBoston Financial Corp. .................           3,065          74,480
   Fluor Corp. .................................             236           6,608
   Ford Motor Co. ..............................           5,392          50,146
   Forest Laboratories, Inc.* ..................             523          51,369
   Fortune Brands, Inc. ........................             440          20,464
   FPL Group, Inc. .............................             515          30,967
   Franklin Resources, Inc. ....................             767          26,139
   Freddie Mac .................................           2,035         120,167
   Freeport-McMoran Copper Cl B* ...............             422           7,081
   Gannett Co., Inc. ...........................             781          56,076
   Gap, Inc. ...................................           2,597          40,305
   Gateway, Inc.* ..............................             949           2,980
   General Dynamics Corp. ......................             591          46,908
   General Electric Co. ........................          29,240         711,994
   General Mills, Inc. .........................           1,073          50,377
   General Motors Corp. ........................           1,642          60,524
   Genuine Parts Co. ...........................             510          15,708
   Genzyme Corp. (Genl. Div)* ..................             626          18,511
   Georgia-Pacific (Timber Group) ..............             735          11,878
   Gillette Co. ................................           3,094          93,934
   Golden West Financial Corp. .................             453          32,530
   Goldman Sachs Group Inc. ....................           1,387          94,455
   Goodrich Corporation ........................             339           6,210
   Goodyear Tire & Rubber Co. ..................             518           3,528
   Grainger (W.W.), Inc. .......................             274          14,125
   Great Lakes Chemical Corp. ..................             147           3,510
   Guidant Corp.* ..............................             896          27,642
   Halliburton Co. .............................           1,275          23,855
   Harley-Davidson, Inc. .......................             886          40,933
   Harrah's Entertainment, Inc.* ...............             336          13,306
   Hartford Financial Svc Gp, Inc. .............             724          32,891
   Hasbro, Inc. ................................             507           5,856
   HCA, Inc. ...................................           1,505          62,458
   Health Management Associates ................             706          12,637
   HealthSouth Corp.* ..........................           1,152           4,838
   Heinz (H.J.) Co. ............................           1,026          33,725
   Hercules, Inc.* .............................             319           2,807
   Hershey Food Corp. ..........................             400          26,976
   Hewlett-Packard Co. .........................           8,951         155,389
   Hilton Hotels Corp. .........................           1,085          13,790
   Home Depot, Inc. ............................           6,834         163,743
   Honeywell International, Inc. ...............           2,394          57,456
   Household International, Inc. ...............           1,391          38,684
   Humana, Inc.* ...............................             495           4,950
   Huntington Bancshares, Inc. .................             724          13,546
   Illinois Tool Works, Inc. ...................             896          58,115
   IMS Health, Inc. ............................             845          13,520
   Ingersoll Rand Co.* .........................             495          21,315
   Intel Corp. .................................          19,467         303,101
   International Game Technology* ..............             264          20,043
   International Paper Co. .....................           1,414          49,448
   Interpublic Group of Cos., Inc. .............           1,118          15,741
   Intl. Business Machines Corp. ...............           5,012         388,430
   Intl. Flavors & Fragrances ..................             276           9,688
   Intuit, Inc.* ...............................             620          29,090
   ITT Industries, Inc. ........................             266          16,144
   J.P. Morgan Chase & Co. .....................           5,829         139,896
   Jabil Circuit, Inc.* ........................             578          10,358
   JDS Uniphase Corp.* .........................           4,157          10,268
   Jefferson-Pilot Corp. .......................             440          16,768
   John Hancock Financial Services .............             862          24,050
   Johnson & Johnson ...........................           8,727         468,727
   Johnson Controls, Inc. ......................             259          20,764
   Jones Apparel Group, Inc.* ..................             377          13,361
   KB Home .....................................             150           6,428
   Kellogg Co. .................................           1,198          41,055
   Kerr-McGee Corp. ............................             294          13,024
   KeyCorp .....................................           1,247          31,350
   Keyspan Corporation .........................             412          14,519
   Kimberly Clark Corp. ........................           1,519          72,107

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                          Shares        Value
                                                          ------     -----------
COMMON STOCK (CONTINUED):
   Kinder Morgan, Inc. .........................             358        $ 15,133
   King Pharmaceuticals Inc* ...................             726          12,480
   KLA Tencor Corp.* ...........................             554          19,595
   Knight-Ridder, Inc. .........................             244          15,433
   Kohl's Corp.* ...............................             984          55,055
   Kroger Co.* .................................           2,272          35,102
   Leggett & Platt .............................             574          12,881
   Lehman Brothers Holdings, Inc. ..............             714          38,049
   Lexmark Int'l, Inc.* ........................             380          22,990
   Lilly (Eli) & Co. ...........................           3,291         208,979
   Limited Brands, Inc. ........................           1,519          21,160
   Lincoln National Corp. ......................             548          17,306
   Linear Technology Corp. .....................             929          23,894
   Liz Claiborne, Inc. .........................             312           9,251
   Lockheed Martin Corp. .......................           1,319          76,172
   Loews Corp. .................................             553          24,586
   Louisiana-Pacific Corp.* ....................             306           2,466
   Lowe's Companies, Inc. ......................           2,274          85,275
   LSI Logic Corp.* ............................           1,083           6,249
   Lucent Technologies* ........................          10,087          12,710
   Manor Care, Inc.* ...........................             294           5,471
   Marathon Oil Corp. ..........................             907          19,310
   Marriott International, Inc. ................             711          23,371
   Marsh & McLennan Cos., Inc. .................           1,604          74,121
   Marshall & Ilsley Corp. .....................             621          17,003
   Masco Corp. .................................           1,417          29,828
   Mattel, Inc.* ...............................           1,277          24,455
   Maxim Integrated Products, Inc ..............             945          31,223
   May Department Stores Co. ...................             838          19,257
   Maytag Corp. ................................             227           6,470
   MBIA, Inc. ..................................             432          18,948
   MBNA Corp. ..................................           3,741          71,154
   McDermott International, Inc.* ..............             185             810
   McDonald's Corp. ............................           3,724          59,882
   McGraw-Hill Cos., Inc. ......................             568          34,330
   McKesson Corp. ..............................             842          22,759
   MeadWestvaco Corp ...........................             585          14,455
   Medimmune, Inc.* ............................             732          19,888
   Medtronic, Inc. .............................           3,554         162,062
   Mellon Financial Corp. ......................           1,291          33,708
   Merck & Co., Inc. ...........................           6,632         375,438
   Mercury Interactive Corp.* ..................             245           7,264
   Meredith Corp. ..............................             145           5,961
   Merrill Lynch & Co., Inc. ...................           2,526          95,862
   MetLife Inc. ................................           2,065          55,838
   MGIC Investment Corp. .......................             309          12,762
   Micron Technology, Inc.* ....................           1,761          17,152
   Microsoft Corp. .............................          15,710         812,191
   Millipore Corp.* ............................             141           4,794
   Mirant Corp.* ...............................           1,177           2,225
   Molex Inc., Cl A ............................             567          13,064
   Monsanto Co .................................             761          14,649
   Moody's Corp. ...............................             452          18,663
   Morgan Stanley ..............................           3,225         128,742
   Motorola, Inc. ..............................           6,744          58,336
   Nabors Industries, Ltd* .....................             422          14,884
   National City Corp. .........................           1,783          48,712
   National Semiconductor Corp.* ...............             525           7,880
   Navistar International Corp.* ...............             177           4,303
   NCR Corp.* ..................................             288           6,837
   Network Appliance, Inc.* ....................             977           9,770
   New York Times Co. Cl A .....................             444          20,304
   Newell Rubbermaid, Inc. .....................             782          23,718
   Newmont Mining Corp Holding Co. .............           1,147          33,297
   Nextel Communications, Inc.* ................           2,830          32,687
   Nicor, Inc. .................................             130           4,424
   NIKE, Inc. Cl B .............................             786          34,953
   NiSource, Inc. ..............................             718          14,360
   Noble Corporation* ..........................             394          13,849
   Nordstrom, Inc. .............................             394           7,474
   Norfolk Southern Corp. ......................           1,136          22,709
   North Fork Bancorp, Inc. ....................             479          16,161
   Northern Trust Corp. ........................             649          22,747
   Northrop Grumman Corp. ......................             529          51,313
   Novell, Inc.* ...............................           1,062           3,547
   Novellus Systems, Inc.* .....................             425          11,934
   Nucor Corp. .................................             228           9,416
   NVIDIA Corporation* .........................             438           5,041
   Occidental Petroleum Corp. ..................           1,098          31,238
   Office Depot, Inc.* .........................             903          13,328
   Omnicom Group, Inc. .........................             548          35,401
   Oracle Corp.* ...............................          15,738         169,970
   PACCAR, Inc. ................................             338          15,592
   Pactiv Corp.* ...............................             463          10,121
   Pall Corp. ..................................             359           5,988
   Parametric Technology Corp.* ................             764           1,925
   Parker Hannifin Corp. .......................             345          15,915
   Paychex, Inc. ...............................           1,098          30,634
   Penney (J.C.) Co., Inc. .....................             783          18,017
   Peoples Energy Corp. ........................             104           4,020
   Peoplesoft, Inc.* ...........................             909          16,635
   Pepsi Bottling Group, Inc. ..................             827          21,254
   PepsiCo, Inc. ...............................           5,075         214,267
   PerkinElmer, Inc. ...........................             368           3,036
   Pfizer, Inc. ................................          18,156         555,029
   PG & E Corp.* ...............................           1,140          15,846
   Pharmacia Corp. .............................           3,786         158,255
   Phelps Dodge Corp.* .........................             260           8,229
   Phillip Morris Cos., Inc. ...................           6,078         246,341
   Pinnacle West Capital Corp. .................             248           8,454
   Pitney Bowes, Inc. ..........................             704          22,993
   Plum Creek Timber Co ........................             541          12,768
   PMC-Sierra Inc.* ............................             487           2,708
   PNC Financial Services Group ................             831          34,819
   Power One, Inc.* ............................             232           1,315
   PPG Industries, Inc. ........................             494          24,774
   PPL Corporation .............................             473          16,404
   Praxair, Inc. ...............................             478          27,614
   Principal Financial Group Inc. ..............             990          29,829
   Proctor & Gamble Co. ........................           3,805         327,002
   Progress Energy, Inc. .......................             698          30,258
   Progressive Corp. of Ohio ...................             644          31,962
   Providian Financial Corp.* ..................             845           5,484
   Prudential Financial Inc. ...................           1,664          52,815
   Public Svc. Enterprise Group ................             654          20,993
   Pulte Homes Inc. ............................             178           8,521
   QLogic Corp.* ...............................             272           9,387
   QUALCOMM Inc.* ..............................           2,307          83,952
   Quest Diagnostics, Inc.* ....................             290          16,501
   Quintiles Transnational Corp.* ..............             348           4,211
   Qwest Communications Intl.* .................           4,982          24,910
   RadioShack Corp. ............................             509           9,539
   Rational Software Corp.* ....................             569           5,912
   Raytheon Co, ................................           1,166          35,855
   Reebok International Ltd.* ..................             174           5,116
   Regions Financial Corp. .....................             671          22,385
   RJ Reynolds Tobacco Holdings ................             270          11,370
   Robert Half Intl., Inc.* ....................             516           8,313
   Rockwell Automation Inc. ....................             543          11,246
   Rockwell Collins ............................             535          12,444

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                          Shares        Value
                                                          ------     -----------
COMMON STOCK (CONTINUED):
   Rohm & Haas Co. .............................             647     $    21,015
   Rowan Cos., Inc. ............................             275           6,243
   Ryder System, Inc. ..........................             181           4,062
   Sabre Group Holdings, Inc.* .................             423           7,661
   Safeco Corp. ................................             404          14,007
   Safeway, Inc.* ..............................           1,340          31,302
   Sanmina Corp.* ..............................           1,534           6,888
   Sara Lee Corp. ..............................           2,297          51,705
   SBC Communications, Inc. ....................           9,779         265,109
   Schering-Plough Corp. .......................           4,292          95,282
   Schlumberger, Ltd. ..........................           1,690          71,132
   Scientific-Atlanta, Inc. ....................             459           5,444
   Sealed Air Corp.* ...........................             246           9,176
   Sears Roebuck & Co. .........................             923          22,106
   Sempra Energy ...............................             601          14,214
   Sherwin-Williams Co. ........................             447          12,628
   Siebel Systems, Inc.* .......................           1,386          10,367
   Sigma-Aldrich Corp. .........................             214          10,422
   Simon Property Group ........................             568          19,352
   SLM Corporation .............................             455          47,256
   Snap-On, Inc. ...............................             170           4,779
   Solectron Corp.* ............................           2,409           8,552
   Southern Co. ................................           2,062          58,540
   SouthTrust Corp. ............................           1,015          25,223
   Southwest Airlines Co. ......................           2,259          31,400
   Sprint Corp. (FON Gp.) ......................           2,609          37,778
   Sprint Corp. (PCS Gp.)* .....................           2,906          12,728
   St. Jude Medical, Inc.* .....................             516          20,496
   St. Paul Companies, Inc. ....................             655          22,303
   Stanley Works ...............................             250           8,645
   Staples, Inc.* ..............................           1,369          25,053
   Starbucks Corp.* ............................           1,130          23,029
   Starwood Hotels & Resorts ...................             584          13,864
   State Street Corp. ..........................             952          37,128
   Stillwell Financial, Inc. ...................             651           8,509
   Stryker Corp. ...............................             578          38,795
   Sun Microsystems, Inc.* .....................           9,152          28,463
   Sungard Data Sys. Inc.* .....................             825          19,437
   Sunoco, Inc. ................................             223           7,399
   Suntrust Banks, Inc. ........................             838          47,699
   Supervalu, Inc. .............................             390           6,439
   Symbol Technologies, Inc. ...................             671           5,516
   Synovus Financial Corp. .....................             865          16,781
   Sysco Corp. .................................           1,942          57,852
   T. Rowe Price Group, Inc. ...................             362           9,875
   Target Corp. ................................           2,655          79,650
   Teco Energy, Inc. ...........................             501           7,750
   Tektronix, Inc.* ............................             267           4,857
   Tellabs, Inc.* ..............................           1,203           8,746
   Temple-Inland, Inc. .........................             155           6,946
   Tenet Healthcare Corp.* .....................           1,431          23,468
   Teradyne, Inc.* .............................             535           6,960
   Texas Instruments, Inc. .....................           5,078          76,221
   Textron, Inc. ...............................             410          17,626
   Thermo Electron Corp.* ......................             505          10,161
   Thomas & Betts Corp.* .......................             171           2,890
   Tiffany & Co. ...............................             427          10,210
   TJX Companies, Inc. .........................           1,580          30,842
   TMP Worldwide, Inc.* ........................             326           3,687
   Torchmark Corp. .............................             355          12,968
   Toys R Us, Inc.* ............................             616           6,160
   Transocean, Inc.* ...........................             934          21,669
   Travelers Property Casualty Co. Cl B ........           2,945          43,144
   Tribune Co. .................................             881          40,050
   Tupperware Corp. ............................             171           2,579
   TXU Corp. ...................................             947          17,690
   Tyco International Ltd. .....................           5,846          99,850
   Union Pacific Corp. .........................             737          44,124
   Union Planters Corp. ........................             593          16,687
   Unisys Corp.* ...............................             942           9,326
   United Parcel Service Cl B ..................           3,269         206,209
   United States Steel Group ...................             296           3,884
   United Technologies Corp. ...................           1,384          85,725
   UnitedHealth Group, Inc.* ...................             902          75,317
   Univision Communications, Inc. ..............             670          16,415
   Unocal Corp. ................................             756          23,118
   UNUM Provident Corp. ........................             711          12,471
   US Bancorp ..................................           5,597         118,768
   UST, Inc. ...................................             494          16,514
   V F Corp.* ..................................             322          11,608
   Veritas Software Corp.* .....................           1,198          18,713
   Verizon Communications ......................           8,039         311,511
   Viacom, Inc. Cl B* ..........................           5,175         210,933
   Visteon Corp. ...............................             383           2,666
   Vulcan Materials Co. ........................             297          11,138
   Wachovia Corp. ..............................           4,007         146,015
   Walgreen Co.* ...............................           2,996          87,453
   Wal-Mart Stores, Inc. .......................          12,970         655,115
   Washington Mutual, Inc. .....................           2,782          96,062
   Waste Management, Inc. ......................           1,809          41,462
   Waters Corp.* ...............................             385           8,385
   Watson Pharmaceuticals, Inc.* ...............             312           8,820
   Wellpoint Health Networks, Inc. .............             425          30,243
   Wells Fargo & Company .......................           5,008         234,725
   Wendy's International, Inc. .................             335           9,068
   Weyerhaeuser Co. ............................             640          31,494
   Whirlpool Corp. .............................             199          10,392
   Williams Cos., Inc. .........................           1,512           4,082
   Winn-Dixie Stores, Inc. .....................             412           6,295
   Worthington Industries, Inc. ................             250           3,810
   Wrigley (Wm.) Jr. Co. .......................             660          36,221
   Wyeth .......................................           3,883         145,224
   Xcel Energy, Inc. ...........................           1,154          12,694
   Xerox Corp.* ................................           2,161          17,396
   Xilinx, Inc.* ...............................             982          20,229
   XL Capital Limited* .........................             397          30,668
   Yahoo!, Inc.* ...............................           1,750          28,613
   Yum! Brands, Inc.* ..........................             868          21,023
   Zimmer Holdings, Inc.* ......................             569          23,625
   Zions Bancorporation ........................             269          10,585
                                                                     -----------
TOTAL COMMON STOCKS+
(Cost: $35,171,649) 96.1% ......................                     $23,802,257
                                                                     ===========

---------
*  Non-income producing security.
+  See "(b)" on page 18 for economic sector weightings.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                            Face
                                      Rate    Maturity     Amount      Value
                                      ----    --------     ------      -----
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
   U.S. Treasury Bill  (a) ........   0.99%   03/20/03   $100,000   $    99,747
                                                                    -----------
AGENCIES (3.5%)
   Federal Home Loan Mtge. Corp. ..   0.75    01/02/03    860,000       859,982
                                                                    -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $959,725) 3.9% ........................................       959,729
                                                                    -----------
TOTAL INVESTMENTS
   (Cost: $36,131,374) 100.0% ...................................   $24,761,986
                                                                    ===========

----------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2002:

                                Expiration     Underlying Face     Unrealized
                                   Date        Amount at Value     Gain(Loss)
                                ----------     ---------------     -----------
PURCHASED
   4 S&P 500 Stock Index
      Futures Contracts .....   March 2003        $878,900           $(7,900)
                                                  ========           =======

Face value of futures purchased and outstanding as a percentage of total investments in securities: 3.5%


----------

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(b) The common stocks included in the Equity Index Fund's Portfolio of Investments in Securities at December 31, 2002 are those which comprise the 500 stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R)"). The fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. As of December 31, 2002 the sector weightings of the common stocks component of the fund was as follows:

      Basic Materials ........  2.8%          Healthcare ................  14.9%
      Consumer Cyclical ...... 13.4%          Industrials ...............  11.5%
      Consumer Non-Cyclical ..  9.5%          Technology ................  14.3%
      Energy .................  6.0%          Telecommunications ........   4.2%
      Financials ............. 20.5%          Utilities .................   2.9%

     Standard & Poor's does not sponsor, endorse, sell or promote the Equity Index Fund. "Standard & Poor's(R)", "S&P(R)", and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. Standard & Poor's has no obligation or liability for the sale or operation of the Equity Index Fund and makes no representation as to the advisability of investing in the fund.


   The accompanying notes are an integral part of these financial statements.

    MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2002

                                                          Shares         Value
                                                          ------         -----
COMMON STOCKS:
   3Com Corp.* .................................          10,225     $    47,342
   99 Cent Only Stores* ........................           1,947          52,296
   A. Schulman, Inc. ...........................             820          15,260
   Abercrombie & Fitch Co. Cl A* ...............           2,716          55,569
   Activision, Inc.* ...........................           1,858          27,108
   Acxiom Corp.* ...............................           2,482          38,173
   Adtran, Inc.* ...............................           1,050          34,545
   Advance PCS* ................................           2,501          55,547
   Advancrd Fibre Communication* ...............           2,338          38,998
   Advent Software, Inc.* ......................             908          12,376
   Affiliated Computer Svcs.* ..................           3,679         193,699
   AGCO Corp.* .................................           2,077          45,902
   AGL Resources, Inc. .........................           1,560          37,908
   Airborne Freight Corp. ......................           1,348          19,991
   Airgas, Inc.* ...............................           1,980          34,155
   AK Steel Holding Corp.* .....................           3,011          24,088
   Alaska Air Group, Inc.* .....................             727          15,740
   Albany International Corp.Cl A ..............             893          18,449
   Albemarle Corp. .............................           1,141          32,461
   Alexander & Baldwin, Inc. ...................           1,139          29,375
   Allete, Inc. ................................           2,367          53,684
   Alliant Energy Corp. ........................           2,551          42,219
   Allmerica Financial Corp. ...................           1,479          14,938
   American Eagle Outfitters* ..................           2,011          27,712
   American Financial Group* ...................           1,917          44,225
   American Water Works Co. ....................           2,791         126,935
   Americredit Corp.* ..........................           4,262          32,988
   AmerUs Group Co. ............................           1,104          31,210
   Ametek, Inc. ................................             919          35,372
   Apogent Technologies, Inc.* .................           2,979          61,963
   Apria Healthcare Group, Inc.* ...............           1,520          33,805
   Aquila, Inc. ................................           5,053           8,944
   Arch Coal, Inc. .............................           1,461          31,543
   Arrow Electronics, Inc.* ....................           2,798          35,786
   Arvin Meritor, Inc. .........................           1,894          31,573
   Ascential Software Corp.* ...................           6,710          16,104
   Associated Banc-Corp ........................           2,075          70,426
   Astoria Financial Corp. .....................           2,422          65,757
   Atmel Corp.* ................................          12,953          28,885
   Avnet, Inc.* ................................           3,339          36,161
   Avocent Corp.* ..............................           1,254          27,864
   Bandag, Inc. ................................             532          20,578
   Bank of Hawaii Corp. ........................           1,803          54,793
   Banknorth Group, Inc. .......................           4,112          92,931
   Banta Corp. .................................             702          21,952
   Barnes & Noble, Inc.* .......................           1,878          33,935
   Barr Laboratories, Inc.* ....................           1,214          79,019
   Beckman Coulter, Inc. .......................           1,723          50,863
   Belo Corporation ............................           3,120          66,518
   BISYS Group, Inc.* ..........................           3,330          52,947
   BJ's Wholesale Club, Inc.* ..................           1,949          35,667
   Black Hills Corp. ...........................             746          19,784
   Blyth, Inc. .................................           1,290          34,520
   Bob Evans Farms, Inc. .......................             990          23,117
   Borders Group, Inc.* ........................           2,210          35,581
   Borg-Warner, Inc. ...........................             748          37,714
   Bowater, Inc. ...............................           1,539          64,561
   Brinker International, Inc.* ................           2,709          87,365
   BroadWing, Inc.* ............................           6,083          21,412
   Brown & Brown. Inc. .........................           1,925          62,216
   C.H. Robinson Worldwide, Inc. ...............           2,359          73,601
   Cabot Corp. .................................           1,707          45,304
   Cabot MicroElectronics Corp.* ...............             662          31,246
   Cadence Design Systems, Inc.* ...............           7,480          88,189
   Callaway Golf Co. ...........................           2,112          27,984
   Career Education Corp.* .....................           1,281          51,240
   Carlisle Companies, Inc. ....................             851          35,214
   CarMax, Inc.* ...............................           2,865          51,226
   Carpenter Technology Corp. ..................             608           7,570
   Catalina Marketing Corp.* ...................           1,519          28,102
   CBRL Group, Inc. ............................           1,385          41,730
   CDW Computers Centers, Inc.* ................           2,341         102,653
   Ceridian Corp.* .............................           4,119          59,396
   Certegy Inc.* ...............................           1,847          45,344
   Charles River Laboratories, Inc. ............           1,249          48,062
   CheckFree Corp.* ............................           2,178          34,850
   Cheesecake Factory, Inc.* ...................           1,407          50,863
   ChoicePoint, Inc.* ..........................           2,359          93,157
   Church & Dwight .............................           1,101          33,503
   Cirrus Logic, Inc.* .........................           2,318           6,676
   City National Corp. .........................           1,395          61,366
   Claire's Stores, Inc. .......................           1,357          29,949
   Clayton Homes, Inc. .........................           3,781          46,053
   Cleco Corporation ...........................           1,307          18,298
   CNF Transportation, Inc. ....................           1,369          45,506
   Coach Inc.* .................................           2,476          81,510
   Colonial BancGroup, Inc. ....................           3,440          41,039
   Commerce Bancorp, Inc. (N.J.) ...............           1,878          81,111
   CommScope, Inc.* ............................           1,648          13,019
   Compass Bancshares, Inc. ....................           3,561         111,352
   Constellation Brands, Inc. Cl A .............           2,511          59,536
   Cooper Cameron Corp.* .......................           1,510          75,228
   Copart, Inc.* ...............................           2,567          30,393
   Covance, Inc.* ..............................           1,679          41,287
   Credence Systems Corp.* .....................           1,688          15,749
   Cree, Inc.* .................................           2,031          33,207
   Crompton Corp. ..............................           3,167          18,844
   CSG Systems Intl., Inc.* ....................           1,431          19,533
   Cypress Semiconductor Corp.* ................           3,444          19,700
   Cytec Industries, Inc.* .....................           1,088          29,681
   Cytyc Corp.* ................................           3,223          32,875
   D.R. Horton, Inc. ...........................           4,082          70,823
   Dean Foods Co.* .............................           2,539          94,197
   Dentsply International, Inc. ................           2,181          81,218
   DeVry, Inc.* ................................           1,950          32,390
   Dial Corp. ..................................           2,647          53,919
   Diebold, Inc. ...............................           2,008          82,770
   Dole Food Company ...........................           1,563          50,923
   Dollar Tree Stores* .........................           3,170          77,887
   Donaldson Company, Inc. .....................           1,209          43,524
   DPL, Inc. ...................................           3,530          54,150
   DQE, Inc. ...................................           2,058          31,364
   Dreyers Grand Ice Cream, Inc. ...............             967          68,618
   DST Systems, Inc.* ..........................           3,340         118,737
   Dun & Bradstreet* ...........................           2,080          71,739
   Dycom Industries, Inc.* .....................           1,335          17,689
   E*Trade Group, Inc.* ........................          10,055          48,867
   Eaton Vance Corp. ...........................           1,944          54,918
   Education Management Corp.* .................             972          36,547
   Edwards (A.G.), Inc. ........................           2,207          72,743
   Edwards LifeSciences Corp.* .................           1,662          42,331
   EGL, Inc.* ..................................           1,308          18,639
   Emmis Communications Cl A* ..................           1,476          30,745
   Energizer Holdings, Inc.* ...................           2,523          70,392
   Energy East Corporation .....................           4,024          88,890
   ENSCO International, Inc. ...................           4,151         122,247
   Entercom Communications* ....................           1,381          64,797
   Equitable Resources, Inc. ...................           1,723          60,374
   Everest RE Group* ...........................           1,431          79,134
   Expeditors Int'l Wash., Inc. ................           2,892          94,424

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                          Shares         Value
                                                          ------         -----
COMMON STOCKS (CONTINUED):
   Express Scripts, Inc.* ......................           2,167     $   104,103
   Extended Stay America, Inc.* ................           2,606          38,439
   Fairchild Semicon Intl. Cl A* ...............           3,251          34,818
   Fastenal Co. ................................           2,117          79,155
   Federal Signal Corp. ........................           1,328          25,790
   FEI Company* ................................             902          13,792
   Ferro Corp. .................................           1,125          27,484
   Fidelity Natl. Finl., Inc. ..................           2,668          87,590
   First Health Group Corp.* ...................           2,824          68,764
   First Virginia Banks, Inc. ..................           1,995          74,274
   Firstmerit Corp. ............................           2,351          50,923
   Flowserve Corporation* ......................           1,539          22,762
   FMC Corp.* ..................................             975          26,637
   FMC Technologies, Inc.* .....................           1,825          37,285
   Forest Oil Corp.* ...........................           1,308          36,166
   Fuller (H.B.) Co.* ..........................             775          20,057
   Furniture Brands Intl., Inc.* ...............           1,570          37,445
   Gallagher (Arthur J.) & Co. .................           2,455          72,128
   Gartner, Inc.* ..............................           2,300          21,735
   GATX Corp. ..................................           1,363          31,104
   Gentex Corp.* ...............................           2,108          66,697
   Gilead Sciences, Inc.* ......................           5,472         186,048
   Glatfelter ..................................           1,208          15,897
   Graftech International Ltd.* ................           1,559           9,292
   Granite Construction ........................           1,152          17,856
   Grant Prideco, Inc.* ........................           3,373          39,262
   Great Plains Energy, Inc. ...................           1,897          43,403
   Greater Bay Bancorp .........................           1,433          24,777
   Greenpoint Financial Corp. ..................           2,715         122,664
   GTECH Holdings Corp.* .......................           1,603          44,660
   Hanover Compressor Co.* .....................           1,851          16,992
   Harris Corp. ................................           1,849          48,629
   Harsco Corp. ................................           1,126          35,908
   Harte-Hanks, Inc. ...........................           2,532          47,272
   Hawaiian Electric Inds ......................           1,012          44,508
   HCC Insurance Holdings Inc. .................           1,736          42,706
   Health Net, Inc.* ...........................           3,445          90,948
   Helmerich & Payne, Inc. .....................           1,392          38,851
   Henry (Jack) & Associates ...................           2,439          29,366
   Henry Schein, Inc.* .........................           1,205          54,225
   Hibernia Corp. Cl A .........................           4,394          84,628
   Hillenbrand Industries, Inc. ................           1,714          82,803
   Hispanic Broadcasting Corp.* ................           3,033          62,328
   HON Industries, Inc. ........................           1,644          46,492
   Horace Mann Educators Corp. .................           1,137          17,430
   Hormel Foods Corp. ..........................           3,874          90,380
   Hospitality Properties Trust ................           1,745          61,424
   Hubbell, Inc. Cl B ..........................           1,647          57,876
   ICN Pharmaceuticals, Inc. ...................           2,330          25,420
   IdaCorp, Inc. ...............................           1,048          26,022
   IDEC Pharmaceuticals Corp.* .................           4,247         140,873
   Imation Corp.* ..............................             981          34,413
   IMC Global, Inc. ............................           3,209          34,240
   INCYTE Pharmaceuticals, Inc.* ...............           1,875           8,550
   Independence Community Bank .................           1,590          40,354
   Indymac Bancorp, Inc. .......................           1,536          28,401
   Infocus Corp.* ..............................           1,096           6,751
   Integrated Device Tech., Inc.* ..............           2,871          24,030
   International Rectifier* ....................           1,773          32,730
   International Speedway Corp. ................           1,483          55,301
   Internet Security Systems, Inc. .............           1,377          25,240
   Intersil Corp. Cl A* ........................           3,792          52,860
   Interstate Bakeries Corp. ...................           1,216          18,544
   Investment Technology Grp., Inc. ............           1,338          29,918
   Investors Financial Services ................           1,793          49,110
   Ivax Corp.* .................................           5,407          65,587
   J.B. Hunt Transport Svcs., Inc. .............           1,089          31,908
   J.M. Smucker Co. ............................           1,368          54,460
   Jacobs Engineering Group, Inc. ..............           1,516          53,970
   Kaydon Corp. ................................             847          17,965
   Keane, Inc.* ................................           1,991          17,899
   Kelly Services, Inc. ........................             983          24,290
   Kemet Corp.* ................................           2,395          20,932
   Kennametal, Inc. ............................             977          33,687
   Korn/Ferry International* ...................           1,035           7,742
   Krispy Kreme Doughnuts Inc* .................           1,527          51,567
   L-3 Communications Hldgs., Inc. .............           2,628         118,023
   Labranche & Co. .............................           1,645          43,823
   Lam Research Corp.* .........................           3,488          37,670
   Lancaster Colony Corp. ......................           1,008          39,393
   Lattice Semiconductor Corp.* ................           3,124          27,397
   Lear Corp.* .................................           1,821          60,603
   Lee Enterprises .............................           1,231          41,263
   Legato Systems, Inc.* .......................           3,228          16,237
   Legg Mason, Inc. ............................           1,793          87,032
   Lennar Corp. ................................           1,795          92,622
   Leucadia National ...........................           1,544          57,607
   Liberty Property Trust ......................           2,124          67,841
   Lifepoint Hospitals, Inc.* ..................           1,097          32,834
   Lincare Holdings, Inc.* .....................           2,955          93,437
   Longs Drug Stores Corp. .....................           1,067          22,130
   Longview Fibre Co.* .........................           1,425          10,303
   LTX Corp.* ..................................           1,360           8,201
   Lubrizol Corp. ..............................           1,433          43,707
   Lyondell Petrochemical Co. ..................           4,442          56,147
   M & T Bank Corp. ............................           2,552         202,501
   Macromedia, Inc.* ...........................           1,662          17,700
   Macrovision Corp.* ..........................           1,346          21,590
   Mandalay Resort Group* ......................           1,906          58,343
   Manpower, Inc. ..............................           2,127          67,851
   Martin Marietta Materials, Inc. .............           1,360          41,698
   McCormick & Co., Inc. .......................           3,884          90,109
   McData Corporation Cl A* ....................           3,162          22,450
   MDU Resources Group .........................           1,977          51,026
   Media General, Inc. Cl A ....................             629          37,709
   Mentor Graphics Corp.* ......................           1,852          14,557
   Mercantile Bankshares Corp. .................           1,915          73,900
   Metris Companies, Inc. ......................           1,617           3,994
   Michaels Stores, Inc.* ......................           1,866          58,406
   Micrel, Inc.* ...............................           2,550          22,899
   Microchip Technology, Inc. ..................           5,650         138,143
   Millennium Pharmaceuticals, Inc. ............           8,006          63,568
   Miller (Herman), Inc. .......................           2,082          38,309
   Minerals Technologies, Inc. .................             570          24,596
   Modine Manufacturing Co. ....................             935          16,531
   Mohawk Industries, Inc.* ....................           1,857         105,756
   MONY Group, Inc. ............................           1,305          31,242
   MPS Group, Inc.* ............................           2,851          15,795
   Murphy Oil Corp. ............................           2,552         109,353
   Mylan Laboratories, Inc. ....................           3,408         118,939
   National Fuel Gas Co. .......................           2,231          46,249
   National Instruments Corp.* .................           1,435          46,623
   National-Oilwell, Inc.* .....................           2,260          49,358
   Natl. Commerce Financial Corp. ..............           5,710         136,184
   Neiman-Marcus Group, Inc.* ..................           1,339          40,692
   Networks Associates, Inc.* ..................           4,352          70,024
   Neuberger Berman ............................           1,942          65,038
   New Plan Excel Realty Trust .................           2,692          51,390
   New York Community Bancorp, Inc. ............           2,993          84,852
   Newport Corp.* ..............................           1,057          13,276

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                          Shares         Value
                                                          ------         -----
COMMON STOCKS (CONTINUED):
   Noble Energy, Inc. ..........................           1,592     $    59,780
   Nordson Corp. ...............................             932          23,142
   Northeast Utilities .........................           3,796          57,585
   NSTAR .......................................           1,480          65,697
   Ocean Energy, Inc. ..........................           4,889          97,633
   OGE Energy Corp. ............................           2,176          38,298
   Ohio Casualty Corp.* ........................           1,685          21,821
   Old Republic Intl. Corp. ....................           3,356          93,968
   Olin Corp. ..................................           1,583          24,616
   Omnicare, Inc. ..............................           2,626          62,578
   Oneok, Inc. .................................           1,684          32,333
   Outback Steakhouse, Inc. ....................           2,108          72,600
   Overseas Shipholding Group ..................             939          16,808
   Overture Services, Inc.* ....................           1,610          43,969
   Oxford Health Plans, Inc.* ..................           2,433          88,683
   Pacificare Health Systems, Inc. .............             996          27,988
   Packaging Corp of America* ..................           2,900          52,896
   Papa John's Intl., Inc.* ....................             520          14,498
   Park Place Entertainment* ...................           8,361          70,232
   Patterson Dental Co.* .......................           1,891          82,712
   Patterson UTI Energy, Inc.* .................           2,201          66,404
   Payless Shoesource, Inc.* ...................             629          32,375
   Peabody Energy Corp. ........................           1,451          42,413
   Pentair, Inc. ...............................           1,374          47,472
   Pepco Holdings, Inc. ........................           4,538          87,992
   PepsiAmericas, Inc. .........................           4,181          56,151
   Perrigo Co. .................................           1,930          23,450
   PetSmart, Inc.* .............................           3,835          65,694
   Pier 1 Imports, Inc. ........................           2,576          48,764
   Pioneer Natural Resources Co.* ..............           3,255          82,189
   Pittston Brink's Group ......................           1,514          27,979
   Plantronics, Inc.* ..........................           1,271          19,230
   Plexus Corp.* ...............................           1,168          10,255
   PMI Group, Inc. .............................           2,515          75,551
   PNM Resources, Inc. .........................           1,072          25,535
   Polycom, Inc.* ..............................           2,773          26,399
   Potlatch Corp. ..............................             775          18,507
   Powerwave Technologies, Inc.* ...............           1,825           9,855
   Precision Castparts Corp. ...................           1,448          35,114
   Price Communications Corp.* .................           1,504          20,800
   Pride International, Inc.* ..................           3,740          55,726
   Protective Life Corp. .......................           1,916          52,728
   Protein Design* .............................           2,477          21,055
   Provident Financial Group ...................           1,354          35,245
   Puget Energy, Inc. ..........................           2,577          56,823
   Quanta Services, Inc.* ......................           1,939           6,787
   Quantum Corp.* ..............................           4,380          11,695
   Questar Corp. ...............................           2,281          63,457
   Radian Group, Inc. ..........................           2,600          96,590
   Rayonier, Inc. ..............................             773          34,978
   Reader's Digest Assn ........................           2,722          41,102
   Republic Services, Inc.* ....................           4,547          95,396
   Retek, Inc.* ................................           1,479           4,023
   Reynolds & Reynolds Co. .....................           1,930          49,157
   RF Micro Devices* ...........................           4,706          34,495
   Rollins, Inc. ...............................             824          20,971
   Roslyn Bancorp, Inc. ........................           2,326          41,938
   Ross Stores, Inc. ...........................           2,164          91,732
   RPM International, Inc. .....................           3,196          48,835
   RSA Security, Inc.* .........................           1,580           9,464
   Ruddick Corp. ...............................           1,295          17,729
   Saks Incorporated* ..........................           3,975          46,667
   Sandisk Corp.* ..............................           1,916          38,895
   SCANA Corp. .................................           3,067          94,954
   Scholastic Corp.* ...........................           1,086          39,042
   SEI Investments .............................           2,950          80,181
   Semtech Corp.* ..............................           2,038          22,255
   Sensient Technologies Corp. .................           1,332          29,930
   Sepracor, Inc.* .............................           2,342          22,647
   Sequa Corp. Cl A* ...........................             285          11,146
   SICOR Inc.* .................................           3,257          51,623
   Sierra Pacific Resources* ...................           2,849          18,519
   Silicon Valley Bancshares* ..................           1,192          21,754
   Six Flags, Inc.* ............................           2,580          14,732
   Smith International, Inc.* ..................           2,828          92,249
   Smithfield Foods, Inc.* .....................           3,040          60,314
   Solutia, Inc. ...............................           2,924          10,614
   Sonoco Products Co. .........................           2,689          61,659
   Sotheby's Holdings* .........................           1,715          15,435
   Sovereign Bancorp, Inc. .....................           7,267         102,101
   SPX, Inc.* ..................................           2,240          83,888
   StanCorp Financial Group, Inc. ..............             820          40,057
   STERIS Corp.* ...............................           1,914          46,415
   Storage Technology Corp.* ...................           2,955          63,296
   Superior Industries Intl ....................             770          31,847
   Swift Transportation Co., Inc. ..............           2,327          46,582
   Sybase, Inc.* ...............................           2,632          35,269
   Sykes Enterprises, Inc.* ....................           1,128           3,700
   Sylvan Learning Systems, Inc.* ..............           1,112          18,237
   Symantec Corp.* .............................           4,031         163,054
   Synopsys, Inc.* .............................           2,120          97,838
   TCF Financial ...............................           2,077          90,744
   Tech Data Corp.* ............................           1,574          42,435
   Tecumseh Products Co. Cl A ..................             506          22,330
   Teleflex, Inc. ..............................           1,092          46,836
   Telephone & Data Systems, Inc. ..............           1,636          76,925
   Tidewater, Inc. .............................           1,689          52,528
   Timberland Company Cl A* ....................           1,025          36,500
   Titan Corp.* ................................           2,171          22,578
   Tootsie Roll Inds., Inc. ....................           1,425          43,719
   Transaction Systems Architects ..............             967           6,286
   Triad Hospitals, Inc.* ......................           2,062          61,509
   Trinity Industries ..........................           1,281          24,288
   Triquint Semiconductor, Inc.* ...............           3,686          15,629
   Tyson Foods, Inc. ...........................           9,814         110,113
   Unifi, Inc.* ................................           1,502           7,886
   United Rentals* .............................           2,137          22,994
   Unitrin Inc. ................................           1,888          55,167
   Universal Corp.* ............................             722          26,685
   Universal Health Services Cl B ..............           1,672          75,407
   Valassis Communication, Inc.* ...............           1,463          43,056
   Valero Energy Corp. .........................           2,955         109,158
   Valspar Corp. ...............................           1,397          61,719
   Varco International, Inc.* ..................           2,692          46,841
   Varian Medical Systems, Inc.* ...............           1,897          94,091
   Varian, Inc.* ...............................             937          26,883
   Vectren Corporation .........................           1,890          43,470
   Vertex Pharmaceutical* ......................           2,113          33,491
   Viad Corp. ..................................           2,451          54,780
   Vishay Intertechnology, Inc.* ...............           4,449          49,740
   VISX, Inc.* .................................           1,435          13,747
   Waddell & Reed Financial, Inc. ..............           2,246          44,179
   Wallace Computer Svcs., Inc. ................           1,156          24,866
   Washington Post Co. Cl B ....................             260         191,880
   Wausau-Mosinee Paper Corp. ..................           1,438          16,133
   Weatherford International Ltd. ..............           3,628         144,865
   Webster Financial Corp. .....................           1,279          44,508
   Westamerica Bancorporation ..................             934          37,527
   Westar Energy, Inc. .........................           2,001          19,809
   Western Gas Resources .......................             921          33,938

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                          Shares         Value
                                                          ------         -----
COMMON STOCKS (CONTINUED):
   Westwood One, Inc.* .........................           2,968     $   110,883
   WGL Holdings, Inc. ..........................           1,351          32,315
   Whole Foods Market, Inc.* ...................           1,599          84,314
   Williams-Sonoma, Inc.* ......................           3,211          87,178
   Wilmington Trust Corp. ......................           1,831          58,005
   Wind River Systems* .........................           2,202           9,027
   Wisconsin Energy Corp. ......................           3,215          81,017
   WPS Resources ...............................             880          34,161
   XTO Energy, Inc. ............................           3,523          87,017
   York International Corp. ....................           1,099          28,100
                                                                     -----------
TOTAL COMMON STOCKS (b)
(Cost: $24,593,971) 93.9% ......................                     $19,544,198
                                                                     ===========

----------
* Non-income producing security

                                                         Face
                                    Rate     Maturity    Amount        Value
                                    ----     --------    ------        -----

SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
  U.S. Treasury Bill (a) ........   1.14%    01/23/03  $  100,000    $   99,930
                                                                     ----------

AGENCIES (5.6%)
  FEDERAL HOME LOAN
    MTGE. CORP. .................   0.75     01/02/03   1,170,000     1,169,976
                                                                     -----------

TOTAL SHORT-TERM DEBT
  SECURITIES
  (Cost: $1,269,906) 6.1% .......................................     1,269,906
                                                                     -----------

TOTAL INVESTMENTS
  (Cost: $25,863,877) ...........................................    $20,814,104
                                                                     ===========

----------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2002:

                                       Expiration   Underlying Face   Unrealized
                                          Date      Amount at Value   Gain(Loss)
                                       ----------   ---------------   ----------
PURCHASED
  6 S&P MidCap 400 Stock
    Index Futures Contracts .........  March 2003      $1,289,700      $(7,800)
                                       ==========      ==========      =======

Face value of futures purchased and outstanding as a percentage of total investments in securities: 6.2%

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(b) The common stocks included in the Mid-Cap Equity Index Fund's Portfolio of Investments in Securities at December 31, 2002 are those which comprise the 400 stocks included in the Standard & Poor's MidCap 400 Index(R) ("S&P MidCap 400 Index"). The fund generally invests in all 400 stocks in the S&P MidCap 400 Index in proportion to their weighting in the index. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. As of December 31, 2002 the sector weightings of the common stocks of the Mid-Cap Equity Fund was as follows:

      Basic Materials ...............    5.1%  Healthcare ..............   12.1%
      Consumer Cyclical .............   16.7%  Industrials .............   13.1%
      Consumer Non-Cyclical .........    5.7%  Technology ..............   12.6%
      Energy ........................    7.5%  Telecommunications ......     .6%
      Financials ....................   18.9%  Utilities ...............    7.7%

Standard & Poor's does not sponsor, endorse, sell or promote the Mid-Cap Equity Index Fund. "Standard & Poor's(R)", "S&P(R)", and "S&P MidCap 400 Index(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. Standard & Poor's has no obligation or liability for the sale or operation of the Mid-Cap Equity Index Fund and makes no representation as to the advisability of investing in the fund.

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2002

                                                          Shares         Value
                                                          ------         -----
COMMON STOCKS:
BASIC MATERIALS (2.6%)
   Boise Cascade Corp. .........................           3,360      $   84,739
   Bowater, Inc. ...............................           2,240          93,968
   Worthington Industries, Inc. ................           6,690         101,956
                                                                      ----------
                                                                         280,663
                                                                      ----------
CONSUMER, CYCLICAL (16.4%)
   Chico's FAS, Inc.* ..........................           8,345         157,804
   Coach Inc.* .................................           5,959         196,170
   Columbia Sportswear Co.* ....................           4,587         203,755
   Guitar Center, Inc.* ........................           5,586          92,504
   Hotels.com* .................................             806          44,032
   Hot Topic Inc.* .............................           4,761         108,932
   K-Swiss Inc. Cl A ...........................           2,902          63,002
   McClatchy Company Cl A ......................           1,760          99,845
   Oshkosh Truck Corp. .........................           1,650         101,475
   Pulitzer, Inc. ..............................           2,360         106,082
   Regis Corporation ...........................           5,300         137,747
   Sensient Technologies Corp. .................           4,170          93,700
   Timberland Company Cl A* ....................           5,008         178,335
   Toro Co. ....................................           2,059         131,570
   United Stationers, Inc.* ....................           2,850          82,083
                                                                      ----------
                                                                       1,797,036
                                                                      ----------
CONSUMER, NON-CYCLICAL (1.6%)
   Coors (Adolph) Co. Cl B .....................           1,422          87,098
   FTI Consulting, Inc* ........................           2,220          89,133
                                                                      ----------
                                                                         176,231
                                                                      ----------
ENERGY (11.3%)
   Equitable Resources, Inc. ...................           2,070          72,533
   Frontier Oil Corp. ..........................           9,910         170,650
   Oil States International, Inc. ..............          11,240         144,996
   Patterson UTI Energy, Inc.* .................           2,420          73,011
   Pogo Producing Co. ..........................           3,640         135,590
   Premcor, Inc.* ..............................           7,680         170,726
   Quicksilver Resources* ......................           2,210          49,570
   Western Gas Resources .......................           6,800         250,580
   XTO Energy, Inc. ............................           6,680         164,996
                                                                      ----------
                                                                       1,232,652
                                                                      ----------
FINANCIAL (10.7%)
   Alabama National Bancorp ....................           5,680         247,080
   Boston Private Finl. Holdings ...............           3,170          62,956
   East West Bancorp, Inc. .....................           3,738         134,867
   Healthcare Realty Trust .....................           2,270          66,398
   Hibernia Corp. Cl A .........................           7,820         150,613
   PrivateBancorp, Inc. ........................             720          27,259
   Silicon Valley Bancshares* ..................           3,890          70,993
   Sterling Bancshares, Inc. ...................           8,430         103,015
   Texas Regional Bancshares ...................           4,080         145,007
   UCBH Holdings Inc. ..........................           1,660          70,467
   UnionBanCal Corporation .....................           1,240          48,695
   Willow Grove Bancorp ........................           3,210          44,619
                                                                      ----------
                                                                       1,171,969
                                                                      ----------
HEALTHCARE (13.1%)
   Alaris Medical* .............................          11,733          71,571
   Centene Corporation* ........................           2,590          86,998
   Closure Medical Corporation* ................           1,660          17,397
   Cytyc Corp.* ................................           7,740          78,948
   Edwards LifeSciences Corp.* .................           3,358          85,528
   Exact Sciences Corp.* .......................           6,532          70,742
   Health Net, Inc.* ...........................           6,400         168,960
   IDEXX Laboratories, Inc.* ...................           2,444          81,385
   Mid Atlantic Medical Svcs., Inc. ............           4,870         157,788
   Neurocrine Biosciences, Inc.* ...............           1,500          68,490
   Scios, Inc.* ................................           2,579          84,024
   STERIS Corp.* ...............................           3,783          91,738
   Telik, Inc.* ................................           5,767          67,243
   Triad Hospitals, Inc.* ......................           5,390         160,784
   Varian Medical Systems, Inc.* ...............           2,781         137,938
   WellChoice, Inc.* ...........................             320           7,664
                                                                      ----------
                                                                       1,437,198
                                                                      ----------
INDUSTRIAL (14.6%)
   AGCO Corp.* .................................           2,460          54,366
   Arkansas Best Corp. .........................           4,480         116,395
   Benchmark Electronics* ......................           1,590          45,569
   Documentum, Inc.* ...........................           4,639          72,647
   EMCOR Group Inc.* ...........................           2,580         136,766
   Electro Scientific Inds., Inc.* .............           2,850          57,000
   InterMune, Inc.* ............................           2,199          56,096
   Jacobs Engineering Group, Inc. ..............           3,780         134,568
   Kirby Corp.* ................................           5,210         142,702
   Kroll, Inc.* ................................           5,760         109,901
   Landstar System, Inc.* ......................           3,800         221,768
   Roadway Corporation .........................           2,280          83,927
   Temple-Inland, Inc. .........................           1,760          78,866
   Thomas Industries, Inc. .....................           3,520          91,731
   Waste Connections, Inc.* ....................           5,030         194,208
                                                                      ----------
                                                                       1,596,510
                                                                      ----------
TECHNOLOGY (20.4%)
   Amdocs Ltd.* ................................          10,128          99,457
   Broadcom Corp. Cl A* ........................           5,502          82,860
   Brooks-PRI Automation, Inc.* ................           3,631          41,611
   Charles River Laboratories, Inc. ............           2,066          79,500
   Cognizant Tech Solutions* ...................             982          70,930
   Cognos, Inc.* ...............................           4,613         108,175
   Compucom Systems, Inc.* .....................           7,284          40,863
   Group 1 Software, Inc.* .....................           2,620          31,309
   Hyperion Solutions, Corp.* ..................           3,796          97,443
   Imation Corp.* ..............................           3,585         125,762
   Integrated Circuit Systems, Inc. ............           3,857          70,390
   Intergraph Corp.* ...........................           8,173         145,152
   International Rectifier* ....................           4,287          79,138
   J D Edwards & Company* ......................           5,530          62,378
   Lattice Semiconductor Corp.* ................          11,669         102,337
   Marvell Technology Group* ...................           3,990          75,251
   Mercury Interactive Corp.* ..................           1,717          50,909
   Microchip Technology, Inc. ..................           3,753          91,761
   Micromuse, Inc.* ............................          11,040          42,173
   Networks Associates, Inc.* ..................           2,614          42,059
   Novellus Systems, Inc.* .....................           3,405          95,612
   PEC Solutions, Inc.* ........................           3,425         102,408
   Pinnacle Systems, Inc.* .....................           8,437         114,828
   Pixar, Inc.* ................................           2,293         121,506
   Quality Systems, Inc.* ......................             320           6,432
   Silicon Image, Inc* .........................          10,031          60,186
   Skyworks Solutions, Inc.* ...................           4,620          39,824
   Western Digital Corp.* ......................          13,467          86,054
   Zebra Technologies Cl A* ....................           1,180          67,614
                                                                      ----------
                                                                       2,233,922
                                                                      ----------
   TOTAL COMMON STOCKS
     (Cost: $9,940,873) 90.7% ..................                      $9,926,181
                                                                      ==========

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                           Face
                                     Rate    Maturity     Amount        Value
                                     ----    --------     ------        -----

SHORT-TERM DEBT SECURITIES
AGENCIES (9.3%)
   Federal Home Loan
     Mtge. Corp. ..................  0.75%   01/02/03   $1,020,000   $ 1,019,979
                                                                     -----------
TOTAL SHORT-TERM DEBT
  SECURITIES
  (Cost: $1,019,979) 9.3% ........................................     1,019,979
                                                                     -----------
TOTAL INVESTMENTS
   (Cost: $10,960,852) 100.0% ....................................   $10,946,160
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 2002

                                                                                        Face
                                                 Rating*     Rate       Maturity        Amount           Value
                                                 -------     ----       --------        ------           -----
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (20.8%)
   U.S. Treasury Note ........................     AAA        4.38%     08/15/12       $2,000,000     $ 2,090,546
   U.S. Treasury Note ........................     AAA        3.00      11/15/07        1,000,000       1,012,031
   U.S. Treasury Note ........................     AAA        5.75      11/15/05        1,500,000       1,658,145
   U.S. Treasury Note ........................     AAA        4.63      05/15/06        1,250,000       1,348,145
   U.S. Treasury Strip .......................     AAA        0.00      02/15/17        2,500,000       1,246,375
                                                                                                      -----------
                                                                                                        7,355,242
                                                                                                      -----------
AGENCIES (42.0%)
MORTGAGE-BACKED OBLIGATIONS: (35.5%)
   FHLMC .....................................     AAA        8.00      07/15/06           58,852          60,609
   FHLMC .....................................     AAA        6.00      03/15/25        1,100,000       1,146,445
   FNMA ......................................     AAA        8.00      03/01/31           93,526         100,825
   FNMA ......................................     AAA        7.50      06/01/31          144,289         153,242
   FNMA ......................................     AAA        7.00      09/01/31          234,377         246,528
   FNMA ......................................     AAA        7.00      11/01/31          219,343         230,715
   FNMA ......................................     AAA        7.50      01/01/32          291,927         309,951
   FNMA ......................................     AAA        6.00      03/01/32          614,497         636,132
   FNMA ......................................     AAA        6.00      04/01/32          375,194         388,386
   FNMA ......................................     AAA        7.00      04/01/32          523,950         551,095
   FNMA ......................................     AAA        8.00      04/01/32           73,036          78,508
   FNMA ......................................     AAA        6.50      04/01/32          568,292         591,976
   FNMA ......................................     AAA        7.50      04/01/32          163,707         173,805
   FNMA ......................................     AAA        8.00      04/01/32          209,525         225,237
   FNMA ......................................     AAA        6.00      04/01/32          407,038         421,350
   FNMA ......................................     AAA        6.00      04/01/32          326,403         337,880
   FNMA ......................................     AAA        6.50      05/01/32          459,706         478,864
   FNMA ......................................     AAA        6.50      05/01/32          482,735         502,853
   FNMA ......................................     AAA        7.50      06/01/32          118,301         125,598
   FNMA ......................................     AAA        7.00      06/01/32          194,072         204,127
   FNMA ......................................     AAA        6.50      07/01/32        1,088,105       1,133,453
   FNMA ......................................     AAA        7.00      10/25/07          676,946         715,161
   FNMA ......................................     AAA        5.50      02/25/15        1,500,000       1,578,618
   FNMA ......................................     AAA        6.50      09/01/16          108,204         114,400
   FNMA ......................................     AAA        6.50      03/01/17           90,990          96,019
   FNMA ......................................     AAA        5.50      04/01/17           91,423          94,921
   FNMA ......................................     AAA        6.50      05/01/17           78,819          83,175
   FNMA ......................................     AAA        5.50      05/01/17           94,757          98,382
   FNMA ......................................     AAA        5.50      05/01/17           95,643          99,302
   FNMA ......................................     AAA        5.50      06/01/17          129,451         134,404
   FNMA ......................................     AAA        6.50      06/01/17          235,124         248,119
   GNMA (2) ..................................     AAA        6.50      04/15/31          109,588         115,097
   GNMA (2) ..................................     AAA        7.00      05/15/31          214,944         227,862
   GNMA (2) ..................................     AAA        7.00      09/15/31           45,655          48,399
   GNMA (2) ..................................     AAA        7.00      09/15/31          136,782         145,002
   GNMA (2) ..................................     AAA        6.50      10/15/31          279,602         293,659
   GNMA (2) ..................................     AAA        6.50      12/15/31          114,104         119,841
   GNMA (2) ..................................     AAA        7.00      05/15/32          124,818         132,326
   GNMA (2) ..................................     AAA        6.50      05/15/32          133,066         139,759
                                                                                                      -----------
                                                                                                       12,582,025
                                                                                                      -----------

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2002

                                                                                            Face
                                                     Rating*     Rate       Maturity        Amount           Value
                                                     -------     ----       --------        ------           -----
LONG-TERM DEBT SECURITIES (Continued):
NON-MORTGAGE-BACKED OBLIGATIONS: (6.5%)
   FHLB ..........................................     AAA        4.13%     01/14/05       $  500,000      $  522,706
   FNMA ..........................................     AAA        3.25      11/15/07        1,750,000       1,763,272
                                                                                                           ----------
                                                                                                            2,285,978
                                                                                                           ----------
BASIC MATERIALS (7.6%)
   Cytec Industries, Inc. ........................     BBB        6.85      05/11/05          500,000         528,418
   Georgia-Pacific (Timber Group) ................      BB+       8.63      04/30/25          250,000         205,000
   Millennium America, Inc. ......................     BBB-       7.63      11/15/26        1,000,000         831,250
   PolyOne Corp. .................................      BB+       7.50      12/15/15          250,000         197,100
   Praxair, Inc. .................................     BBB+       6.90      11/01/06          500,000         560,043
   Solutia, Inc. .................................      BB-       6.72      10/15/37          500,000         375,625
                                                                                                           ----------
                                                                                                            2,697,436
                                                                                                           ----------
CONSUMER, CYCLICAL (5.7%)
   Fruit of the Loom, Inc. (1) ...................      NR        7.00      03/15/11          143,924          21,186
   Fruit of the Loom, Inc. (1) ...................      NR        7.38      11/15/23           85,217          10,243
   Hasbro, Inc. ..................................      BB        8.50      03/15/06          500,000         510,000
   Kellwood, Co. .................................     BBB-       7.88      07/15/09        1,000,000         973,851
   Polaroid Corp. (1) ............................      NR        7.25      01/15/07          250,000          11,875
   Tommy Hilfiger USA, Inc. ......................     BBB-       6.50      06/01/03          500,000         502,500
                                                                                                           ----------
                                                                                                            2,029,655
                                                                                                           ----------
CONSUMER, NON-CYCLICAL (3.7%)
   Earthgrains Co. ...............................       A+       8.38      08/01/03          250,000         259,061
   Supervalu, Inc. ...............................     BBB        8.88      11/15/22        1,000,000       1,045,903
                                                                                                           ----------
                                                                                                            1,304,964
                                                                                                           ----------
ENERGY (2.6%)
   Louis Dreyfus Natural Gas Corp. ...............     BBB        9.25      06/15/04          250,000         268,297
   Lyondell Chemical Co. .........................      BB       10.25      11/01/10          500,000         470,000
   NorAm Energy Corp. ............................     BBB        6.38      11/01/03          200,000         192,000
                                                                                                           ----------
                                                                                                              930,297
                                                                                                           ----------
FINANCIAL (10.1%)
   Bear Stearns Cos., Inc. .......................       A        6.63      10/01/04        1,000,000       1,073,494
   First American Corp. ..........................     BBB        7.55      04/01/28          500,000         455,168
   Harleysville Group, Inc. ......................     BBB+       6.75      11/15/03          250,000         257,130
   Lehman Brothers Holdings, Inc. ................       A        0.00      07/28/28        1,000,000         131,773
   Morgan (J.P.) & Co., Inc. .....................       A        0.00      04/15/27        2,500,000         356,388
   Nationwide Health Properties ..................     BBB-       7.90      11/20/06          500,000         542,034
   Rank Group Financial ..........................     BBB-       6.75      11/30/04          500,000         523,975
   Triad Guaranty ................................       A        7.90      01/15/28          250,000         235,818
                                                                                                           ----------
                                                                                                            3,575,780
                                                                                                           ----------
HEALTHCARE (2.8%)
   Bausch & Lomb, Inc. ...........................     BBB-       6.75      12/15/04          500,000         502,272
   Bausch & Lomb, Inc. ...........................     BBB-       6.38      08/01/03          500,000         499,466
                                                                                                           ----------
                                                                                                            1,001,738
                                                                                                           ----------

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2002

                                                                                             Face
                                                     Rating*     Rate      Maturity          Amount         Value
                                                     -------     ----      ---------         -------        -----
LONG-TERM DEBT SECURITIES (Continued):
INDUSTRIAL (3.1%)
   Arrow Electronics, Inc. .......................     BBB-       8.70%     10/01/05         $500,000     $   514,366
   Clark Equipment Co. ...........................     BBB+       8.35      05/15/23          500,000         568,231
                                                                                                          -----------
                                                                                                            1,082,597
                                                                                                          -----------
UTILITIES (0.8%)
   Aquila, Inc. ..................................      BB        8.00      03/01/23          500,000         295,418
                                                                                                          -----------
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $35,287,666) 99.2% .........................................................................    $35,141,130
                                                                                                          ===========

----------
*     Ratings as per Standard & Poor's Corporation, and are unaudited.

Abbreviations: FHLB = Federal Home Loan Bank
               FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association
               GNMA = Government National Mortgage Association
               NR = Issue not rated by S&P/Moody's

(1) Issuer has filed for Chapter XI bankruptcy law protection; issue is non-income producing.

(2)   U. S. Government guaranteed security.

The total value of investments not rated and/or below-investment grade as a percentage of the Fund's total investments as of December 31, 2002 is 5.9%.

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 2002

                                                             Face
                                         Rate    Maturity   Amount     Value
                                         ----    --------   ------     -----
SHORT-TERM DEBT SECURITIES:
AGENCIES (0.8%)
Federal Home Loan Mtge. Corp. .........  0.75%   01/02/03  $280,000  $   279,994
                                                                     -----------
TOTAL SHORT-TERM DEBT SECURITIES
  (Cost: $279,994) 0.8% ...........................................      279,994
                                                                     -----------
TOTAL INVESTMENTS
  (Cost: $35,567,660) 100.0% ......................................  $35,421,124
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2002

                                                                                                   Face
                                                           Rating*      Rate       Maturity       Amount           Value
                                                           -------      ----       --------       ------           -----
SHORT-TERM DEBT SECURITIES:
AGENCIES (25.5%)
   Federal Home Loan Bank .........................          AAA        1.28%      01/08/03      $6,551,000     $ 6,549,368
   Federal Home Loan Mortgage Corporation .........          AAA        1.24       01/07/03       2,389,000       2,388,505
   Federal National Mortgage Association ..........          AAA        1.28       01/14/03       7,884,000       7,880,353
                                                                                                                -----------
                                                                                                                 16,818,226
                                                                                                                -----------
COMMERCIAL PAPER (74.5%)
   7-Eleven, Inc. .................................       A1+/P1        1.32       01/24/03       1,300,000       1,298,902
   7-Eleven, Inc. .................................       A1+/P1        1.35       02/10/03         309,000         308,536
   Archer Daniels Midland .........................        A1/P1        1.32       02/20/03       1,000,000         998,166
   Abbott Laboratories ............................       A1+/P1        1.26       01/07/03         951,000         950,800
   Abbott Laboratories ............................       A1+/P1        1.28       01/07/03         350,000         349,925
   Abbott Laboratories ............................       A1+/P1        1.26       01/15/03         700,000         699,651
   Alcoa, Inc. ....................................        A1/P1        1.32       01/03/03       1,700,000       1,699,875
   American Express Credit Corp. ..................        A1/P1        1.29       01/13/03         800,000         799,655
   Bayer Corporation ..............................        A1/P1        1.32       01/17/03       1,800,000       1,798,943
   Becton Dickinson & Co. .........................        A1/P1        1.27       01/28/03       1,500,000       1,498,568
   Becton Dickinson & Co. .........................        A1/P1        1.30       03/10/03         300,000         299,246
   Bemis Co. ......................................        A1/P1        1.32       01/15/03       1,700,000       1,699,126
   Bristol-Meyers Squibb ..........................       A1+/P1        1.32       01/14/03       1,800,000       1,799,141
   Coca-Cola Co. ..................................        A1/P1        1.25       01/14/03       1,500,000       1,499,322
   Coca-Cola Enterprises ..........................        A1/P1        1.27       01/13/03       1,800,000       1,799,237
   Executive Jet, Inc. ............................       A1+/P1        1.32       02/19/03         800,000         798,562
   Executive Jet, Inc. ............................       A1+/P1        1.33       02/19/03         909,000         907,353
   Gannett Co. ....................................        A1/P1        1.27       01/14/03         872,000         871,600
   Gannett Co. ....................................        A1/P1        1.28       01/14/03         900,000         899,584
   General Dynamics Corp. .........................        A1/P1        1.27       01/08/03       1,700,000       1,699,579
   General Electric Capital Corp. .................       A1+/P1        1.32       01/13/03       1,700,000       1,699,251
   Intl Lease Finance Corp. .......................       A1+/P1        1.28       01/13/03       1,700,000       1,699,273
   Kimberly-Clark Worldwide .......................       A1+/P1        1.28       01/14/03         500,000         499,769
   Kimberly-Clark Worldwide .......................       A1+/P1        1.28       01/29/03       1,000,000         999,003
   Merck & Co., Inc. ..............................       A1+/P1        1.28       01/17/03       1,700,000       1,699,032
   Medtronic, Inc. ................................       A1+/P1        1.26       02/06/03       1,229,000       1,227,451
   Minnesota Mining & Mfg. Co. ....................       A1+/P1        1.28       02/03/03       1,363,000       1,361,399
   Nestle Capital Corp. ...........................       A1+/P1        1.29       03/19/03       1,426,000       1,422,014
   Novartis Finance Corp. .........................       A1+/P1        1.27       01/15/03         500,000         499,753
   Novartis Finance Corp. .........................       A1+/P1        1.27       01/15/03       1,300,000       1,299,342
   Pfizer, Inc. ...................................       A1+/P1        1.28       01/17/03         800,000         799,544
   Pfizer, Inc. ...................................       A1+/P1        1.29       02/06/03         800,000         798,967
   Pitney Bowes, Inc. .............................       A1+/P1        1.30       01/06/03         600,000         599,892
   Siemens Capital Corp. ..........................       A1+/P1        1.26       01/13/03       1,700,000       1,699,285
   South Carolina Fuel Co. ........................       A1+/P1        1.35       01/24/03       1,700,000       1,698,534
   Schering Corporation ...........................       A1+/P1        1.30       01/23/03       1,800,000       1,798,569
   Unilever Capital Corp. .........................       A1+/P1        1.29       01/10/03       1,700,000       1,699,451
   Washington Gas Light Co. .......................       A1+/P1        1.35       01/09/03       1,600,000       1,599,520
   Washington Post Co. ............................        A1/P1        1.34       01/21/03       1,000,000         999,255
   Washington Post Co. ............................        A1/P1        1.75       01/21/03         700,000         699,317
   Wisconsin Gas Co. ..............................        A1/P1        1.30       01/15/03       1,300,000       1,299,342
   Wisconsin Gas Co. ..............................        A1/P1        1.32       01/29/03         400,000         399,589
                                                                                                                -----------
                                                                                                                 49,173,323
                                                                                                                -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $65,991,617) 100.0% .............................................................................     $65,991,549
                                                                                                                ===========

----------
* Ratings as per Standard & Poor's Corporation/Moody's Investors Service, Inc., and are unaudited.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2002

                                                                                   Mid-Cap
                                                       All America  Equity Index Equity Index
                                                          Fund        Fund           Fund
                                                      -----------   -----------   -----------
Investments at market value (Notes 1 and 3)
   (Cost:
   All America Fund -- $46,908,806
   Equity Index Fund -- $36,131,374
   Mid-Cap Equity Index Fund -- $25,863,877) ......   $39,164,280   $24,761,986   $20,814,104
Cash ..............................................           286         7,015         7,620
Interest and dividends receivable .................        44,170        37,493        14,069
Receivable for daily variation on futures contracts         1,750         1,400         7,650
                                                      -----------   -----------   -----------
TOTAL ASSETS ......................................    39,210,486    24,807,894    20,843,443
                                                      -----------   -----------   -----------
LIABILITIES:
Payable for securities purchased ..................        77,376            --            --
Shareholder redemptions payable ...................       225,557            --            --
Dividends payable to shareholders .................         1,006           438            25
Accrued expenses ..................................         1,298           217           229
                                                      -----------   -----------   -----------
TOTAL LIABILITIES .................................       305,237           655           254
                                                      -----------   -----------   -----------
NET ASSETS ........................................   $38,905,249   $24,807,239   $20,843,189
                                                      ===========   ===========   ===========
SHARES OUTSTANDING (Note 4) .......................     5,448,992     3,891,181     2,665,164
                                                      ===========   ===========   ===========
NET ASSET VALUE PER SHARE .........................   $      7.14   $      6.38   $      7.82
                                                      ===========   ===========   ===========


                                                       Aggressive
                                                         Equity        Bond      Money Market
                                                          Fund         Fund          Fund
                                                      -----------   -----------   -----------
ASSETS:
Investments at market value (Notes 1 and 3)
   (Cost:
   Aggressive Equity Fund -- $10,960,852
   Bond Fund -- $35,567,660
   Money Market Fund -- $65,991,617) ..............    $10,946,160   $35,421,124   $65,991,549
Cash .............................................         15,852         7,778         2,554
Interest and dividends receivable ................          4,358       346,120            --
Shareholder subscriptions receivable .............             --            --       429,469
                                                      -----------   -----------   -----------
TOTAL ASSETS .....................................     10,966,370    35,775,022    66,423,572
                                                      -----------   -----------   -----------

LIABILITIES:
Payable for securities purchased .................         98,929            --            --
Dividends payable to shareholders ................             --         5,066         5,189
Shareholder redemptions payable ..................             --            --        39,499
Accrued expenses .................................            646           972           775
                                                      -----------   -----------   -----------
TOTAL LIABILITIES ................................         99,575         6,038        45,463
                                                      -----------   -----------   -----------
NET ASSETS .......................................    $10,866,795   $35,768,984   $66,378,109
                                                      ===========   ===========   ===========
SHARES OUTSTANDING (Note 4) ......................      1,609,496     3,794,970     6,305,564
                                                      ===========   ===========   ===========
NET ASSET VALUE PER SHARE ........................    $      6.75   $      9.43   $     10.53
                                                      ===========   ===========   ===========

     The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2002

                                                                                                   Mid-Cap
                                                                  All America    Equity Index    Equity Index
                                                                     Fund            Fund           Fund
                                                                 ------------    ------------    ------------
INVESTMENT INCOME:
   Dividends .................................................   $    538,867    $    421,532    $    235,258
   Interest ..................................................         41,096          16,293          16,951
                                                                 ------------    ------------    ------------
Total Investment Income ......................................        579,963         437,825         252,209
                                                                 ------------    ------------    ------------
Expenses (Note 2):
   Investment management fees ................................        224,630          34,170          28,135
   Directors' (independent) fees and expenses ................         23,046          23,046          23,046
   Custodian expenses ........................................         68,531          25,555          21,366
   Accounting expenses .......................................         30,000          30,000          30,000
   Transfer agent fees .......................................         34,491          27,756          16,395
   Registration fees and expenses ............................         24,666          22,965          28,074
   Audit .....................................................          9,466          10,966          11,566
   Shareholders reports ......................................          9,498           5,708           6,265
   Legal and other ...........................................          1,511           1,047           1,443
                                                                 ------------    ------------    ------------
Total expenses before reimbursement ..........................        425,839         181,213         166,290
Expense reimbursement ........................................       (157,642)       (132,056)       (126,185)
                                                                 ------------    ------------    ------------
NET EXPENSES .................................................        268,197          49,157          40,105
                                                                 ------------    ------------    ------------
NET INVESTMENT INCOME (Note 1) ...............................        311,766         388,668         212,104
                                                                 ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on investments and futures contracts:
   Net realized gain (loss) on investments ...................     (2,710,359)     (1,103,466)        (20,667)
   Net realized gain (loss) on futures contracts .............       (144,907)       (175,355)         41,552
                                                                 ------------    ------------    ------------
                                                                   (2,855,266)     (1,278,821)         20,885
                                                                 ------------    ------------    ------------
Net unrealized appreciation (depreciation)
   of investments and futures contracts:
   Net unrealized appreciation (depreciation)
      of investments .........................................     (8,594,021)     (6,028,021)     (3,691,952)
   Net unrealized appreciation (depreciation)
      of futures contracts ...................................        (25,588)        (23,613)        (44,750)
                                                                 ------------    ------------    ------------
                                                                   (8,619,609)     (6,051,634)     (3,736,702)
                                                                 ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FUTURES CONTRACTS ......................    (11,474,875)     (7,330,455)     (3,715,817)
                                                                 ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ...........................................   $(11,163,109)   $ (6,941,787)   $ (3,503,713)
                                                                 ============    ============    ============

     The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                            STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2002

                                                  Aggressive
                                                    Equity          Bond        Money Market
                                                     Fund           Fund           Fund
                                                  -----------    -----------    ------------
INVESTMENT INCOME:
   Dividends ..................................   $    80,628     $       --     $       --
   Interest ...................................        14,877      2,055,403      1,110,402
                                                  -----------    -----------    -----------
Total Investment Income .......................        95,505      2,055,403      1,110,402
                                                  -----------    -----------    -----------
Expenses (Note 2):
   Investment management fees .................       106,208        153,014        128,372
   Directors' (independent) fees and expenses .        23,046         23,046         23,046
   Custodian expenses .........................        27,219         10,328         15,368
   Accounting expenses ........................        30,000         30,000         30,000
   Transfer agent fees ........................        13,064         34,125         51,302
   Registration fees and expenses .............        13,512         17,638         21,845
   Audit ......................................        12,366         10,966          8,064
   Shareholders reports .......................         6,414          5,796          5,077
   Legal and other ............................           609          1,257          1,970
                                                  -----------    -----------    -----------
Total expenses before reimbursement ...........       232,438        286,170        285,044
Expense reimbursement .........................      (118,159)      (112,796)      (124,747)
                                                  -----------    -----------    -----------
NET EXPENSES ..................................       114,279        173,374        160,297
                                                  -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS) (Note 1) .........       (18,774)     1,882,029        950,105
                                                  -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):

Net realized gain (loss) on investments .......    (1,502,457)      (984,776)          (121)
Net unrealized appreciation (depreciation)
   of investments .............................      (970,814)     1,492,188           (205)
                                                  -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
         ON INVESTMENTS .......................    (2,473,271)       507,412           (326)
                                                  -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ............................   $(2,492,045)   $ 2,389,441    $   949,779
                                                  ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                                                                 Mid-Cap
                                             All America Fund              Equity Index Fund                Equity Index Fund
                                      ----------------------------    ----------------------------    ----------------------------
                                           2002           2001           2002            2001             2002            2001
                                      ------------    ------------    ------------    ------------    ------------    ------------
FROM OPERATIONS:
   Net investment income ............ $    311,766    $    216,503    $    388,668    $    322,056    $    212,104    $    201,190
   Net realized gain (loss) on
     investments and futures
     contracts ......................   (2,855,266)     (1,690,737)     (1,278,821)       (487,056)         20,885        (290,240)
   Net unrealized appreciation
     (depreciation) of investments
     and futures contracts ..........   (8,619,609)     (9,047,409)     (6,051,634)     (3,848,633)     (3,736,702)       (116,693)
                                      ------------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS .......................  (11,163,109)    (10,521,643)     (6,941,787)     (4,013,633)     (3,503,713)       (205,743)
                                      ------------    ------------    ------------    ------------    ------------    ------------
Dividend Distributions (Note 6):
   From net investment income .......     (320,760)       (213,643)       (397,846)       (305,012)       (215,376)       (200,296)
   From capital gains ...............           --        (164,486)             --              --          (6,952)           (582)
                                      ------------    ------------    ------------    ------------    ------------    ------------
Total Distributions .................     (320,760)       (378,129)       (397,846)       (305,012)       (222,328)       (200,878)
                                      ------------    ------------    ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS (Note 4):
   Net Proceeds from sale of shares .    2,682,336       8,480,128       2,945,075       2,649,077         609,016         274,732
   Dividend reinvestments ...........      318,188         374,193         396,830         303,276         222,283         200,878
   Cost of shares redeemed ..........   (2,759,948)    (10,016,812)     (1,205,426)     (1,471,914)         (4,999)        (45,000)
                                      ------------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN
   NET ASSETS FROM CAPITAL
   TRANSACTIONS .....................      240,576      (1,162,491)      2,136,479       1,480,439         826,300         430,610
                                      ------------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN
         NET ASSETS .................  (11,243,293)    (12,062,263)     (5,203,154)     (2,838,206)     (2,899,741)         23,989
NET ASSETS, BEGINNING OF YEAR .......   50,148,542      62,210,805      30,010,393      32,848,599      23,742,930      23,718,941
                                      ------------    ------------    ------------    ------------    ------------    ------------
NET ASSETS, END OF YEAR ............. $ 38,905,249    $ 50,148,542    $ 24,807,239    $ 30,010,393    $ 20,843,189    $ 23,742,930
                                      ============    ============    ============    ============    ============    ============
COMPONENTS OF NET ASSETS:
   Paid-in capital .................. $ 51,354,821    $ 51,330,339    $ 38,017,829    $ 35,895,044    $ 26,191,152    $ 25,620,692
   Accumulated undistributed net
     investment income ..............       (1,006)          7,891           7,866          20,517              --           2,250
   Accumulated undistributed net
     investments realized gain
     (loss) on and futures contracts    (4,694,165)     (2,054,896)     (1,841,168)       (579,514)       (290,390)       (559,141)
   Unrealized appreciation
     (depreciation) of investments
     and futures contracts ..........   (7,754,401)        865,208     (11,377,288)     (5,325,654)     (5,057,573)     (1,320,871)
                                      ------------    ------------    ------------    ------------    ------------    ------------
NET ASSETS, END OF YEAR ............. $ 38,905,249    $ 50,148,542    $ 24,807,239    $ 30,010,393    $ 20,843,189    $ 23,742,930
                                      ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                          Aggressive Equity Fund               Bond Fund                  Money Market Fund
                                      ----------------------------    ----------------------------    ----------------------------
                                          2002            2001            2002            2001            2002           2001
                                      ------------    ------------    ------------    ------------    ------------    ------------
FROM OPERATIONS:
   Net investment income (loss) ...   $    (18,774)   $    (11,758)   $  1,882,029    $  1,982,358    $    950,105    $  2,659,732
   Net realized gain (loss) on
     investments ..................     (1,502,457)     (1,841,968)       (984,776)         64,078            (121)            522
   Net unrealized appreciation
     (depreciation) of investments        (970,814)        357,494       1,492,188         276,337            (205)            137
                                      ------------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS .....................     (2,492,045)     (1,496,232)      2,389,441       2,322,773         949,779       2,660,391
                                      ------------    ------------    ------------    ------------    ------------    ------------
Dividend Distributions (Note 6):
   From net investment income .....             --            (666)     (1,871,945)     (1,974,669)       (967,859)     (2,649,273)
   From capital gains .............             --              --        (635,471)             --            (148)             --
                                      ------------    ------------    ------------    ------------    ------------    ------------
Total Distributions ...............             --            (666)     (2,507,416)     (1,974,669)       (968,007)     (2,649,273)
                                      ------------    ------------    ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS (Note 4):

   Net Proceeds from sale of shares        611,162         255,000       1,453,078       4,414,875      38,376,223      61,653,656
   Dividend reinvestments .........             --             666       2,498,988       1,966,976         959,304       2,628,763
   Cost of shares redeemed ........        (16,478)             --        (729,282)     (2,274,578)    (37,101,922)    (67,739,664)
                                      ------------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN
   NET ASSETS FROM CAPITAL
   TRANSACTIONS ...................        594,684         255,666       3,222,784       4,107,273       2,233,605      (3,457,245)
                                      ------------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN
         NET ASSETS ...............     (1,897,361)     (1,241,232)      3,104,809       4,455,377       2,215,377      (3,446,127)
NET ASSETS, BEGINNING OF YEAR .....     12,764,156      14,005,388      32,664,175      28,208,798      64,162,732      67,608,859
                                      ------------    ------------    ------------    ------------    ------------    ------------
NET ASSETS, END OF YEAR ...........   $ 10,866,795    $ 12,764,156    $ 35,768,984    $ 32,664,175    $ 66,378,109    $ 64,162,732
                                      ============    ============    ============    ============    ============    ============
COMPONENTS OF NET ASSETS:
   Paid-in capital ................   $ 15,870,049    $ 15,305,888    $ 37,551,101    $ 34,533,775    $ 66,367,824    $ 64,134,219
   Accumulated undistributed net
     investment income ............             --         (11,749)         20,215          (3,244)         10,826          28,728
   Accumulated undistributed net
     realized gain(loss) on
     investments ..................     (4,988,562)     (3,486,105)     (1,655,796)       (227,632)           (473)           (352)
   Unrealized appreciation
     (depreciation) of investments         (14,692)        956,122        (146,536)     (1,638,724)            (68)            137
                                      ------------    ------------    ------------    ------------    ------------    ------------
NET ASSETS, END OF YEAR ...........   $ 10,866,795    $ 12,764,156    $ 35,768,984    $ 32,664,175    $ 66,378,109    $ 64,162,732
                                      ============    ============    ============    ============    ============    ============


   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

                              FINANCIAL HIGHLIGHTS

                                                                       All America Fund
                                                        -----------------------------------------------
                                                                    Years Ended December 31,
SELECTED PER SHARE AND                                  -----------------------------------------------
SUPPLEMENTARY DATA:                                       2002      2001       2000      1999      1998
--------------------                                    -------   -------   -------    -------   -------
NET ASSET VALUE, BEGINNING OF YEAR ..................   $  9.26   $ 11.31   $ 16.47    $ 15.08   $ 12.65
                                                        -------   -------   -------    -------   -------
Income from investment operations:
Net investment income ...............................      0.06      0.04      0.09       0.09      0.07
Net gains or losses on securities -- realized and
  unrealized ........................................     (2.12)    (2.02)    (0.94)      3.81      2.57
                                                        -------   -------   -------    -------   -------
TOTAL FROM INVESTMENT OPERATIONS ....................     (2.06)    (1.98)    (0.85)      3.90      2.64
                                                        -------   -------   -------    -------   -------
Less dividend distributions:
From net investment income ..........................     (0.06)    (0.07)    (0.09)     (0.08)    (0.08)
From capital gains ..................................        --        --     (4.22)     (2.43)    (0.13)
                                                        -------   -------   -------    -------   -------
TOTAL DISTRIBUTIONS .................................     (0.06)    (0.07)    (4.31)     (2.51)    (0.21)
                                                        -------   -------   -------    -------   -------
NET ASSET VALUE, END OF YEAR ........................   $  7.14   $  9.26   $ 11.31    $ 16.47   $ 15.08
                                                        =======   =======   =======    =======   =======

Total return (%) (b) ................................     -22.3     -17.5      -5.3       26.0      21.0
Net assets, end of year ($ millions) ................      38.9      50.1      62.2       72.4      70.8
Ratio of net investment income to average
  net assets (%) ....................................      0.70      0.41      0.53       0.51      0.55
Ratio of expenses to average net assets (%) .........      0.96      0.95      0.86       0.85      0.84
Ratio of expenses to average net assets after expense
  reimbursement (%) .................................      0.60      0.84      0.82       0.84      0.82
Portfolio turnover rate (%) (c) .....................     85.60     83.73    109.97      34.89     41.25

                                                               Equity Index Fund              Mid-Cap Equity Index Fund
                                                   ------------------------------------      ---------------------------
                                                           Years Ended December 31,            Years Ended December 31,
Selected Per Share and                             ------------------------------------       --------------------------
Supplementary Data:                                 2002      2001      2000     1999(d)        2002     2001     2000(e)
-----------------------                            ------    ------    ------    ------       ------    ------    ------
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR ......   $ 8.32    $ 9.56    $10.80    $10.00       $ 9.25    $ 9.41    $10.00
                                                   ------    ------    ------    ------       ------    ------    ------
Income from investment operations:
Net investment income ..........................     0.10      0.09      0.10      0.08         0.08      0.08      0.02
Net gains or losses on securities -- realized
  and unrealized ...............................    (1.94)    (1.24)    (1.07)     0.82        (1.43)    (0.16)    (0.56)
                                                   ------    ------    ------    ------       ------    ------    ------
TOTAL FROM INVESTMENT OPERATIONS ...............    (1.84)    (1.15)    (0.97)     0.90        (1.35)    (0.08)    (0.54)
                                                   ------    ------    ------    ------       ------    ------    ------
Less dividend distributions:
From net investment income .....................    (0.10)    (0.09)    (0.10)    (0.08)       (0.08)    (0.08)    (0.02)
From capital gains .............................       --        --     (0.17)    (0.02)          --        --     (0.03)
                                                   ------    ------    ------    ------       ------    ------    ------
TOTAL DISTRIBUTIONS ............................    (0.10)    (0.09)    (0.27)    (0.10)       (0.08)    (0.08)    (0.05)
                                                   ------    ------    ------    ------       ------    ------    ------
NET ASSET VALUE, END OF PERIOD/YEAR ............   $ 6.38    $ 8.32    $ 9.56    $10.80       $ 7.82    $ 9.25    $ 9.41
                                                   ======    ======    ======    ======       ======    ======    ======
Total return (%) (b) ...........................    -22.2     -12.1      -9.1       9.0(f)     -14.6      -0.9    -5.4(f)
Net assets, end of period/year ($ millions) ....     24.8      30.0      32.8      29.5         20.8      23.7      23.7
Ratio of net investment income to  average
  net assets (%) ...............................     1.42      1.06      0.98      1.22(a)      0.94      0.88      0.75(a)
Ratio of expenses to average net assets (%) ....     0.66      0.63      0.59      0.63(a)      0.74      0.66      0.64(a)
Ratio of expenses to average net assets after
  expense reimbursement (%) ....................     0.18      0.33      0.32      0.32(a)      0.18      0.33      0.32(a)
Portfolio turnover rate (%) (c) ................     2.54      4.08      5.76      5.67        12.29     24.05     17.72

----------
(a)  Annualized.
(b) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).
(c)  Portfolio turnover rate excludes all short-term securities.
(d)  Commenced operations May 3, 1999.
(e)  Commenced operations September 1, 2000.
(f)  Not annualized.


   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

                                                 Aggressive Equity Fund                                Bond Fund
                                              ------------------------------     --------------------------------------------------
                                                   Years Ended December 31,                    Years Ended December 31,
SELECTED PER SHARE AND                        ------------------------------     --------------------------------------------------
SUPPLEMENTARY DATA:                             2002      2001       2000(e)      2002      2001         2000      1999      1998
----------------------                        -------    -------    -------      -------   -------      -------   -------   -------
NET ASSET VALUE,
  BEGINNING OF PERIOD/YEAR ................   $  8.31    $  9.30    $ 10.00      $  9.46   $  9.33      $  9.45   $ 10.41   $ 10.41
                                              -------    -------    -------      -------   -------      -------   -------   -------
Income from investment operations:
Net investment income .....................      0.01      (0.01)      0.02         0.53      0.59         0.66      0.60      0.61
Net gains or losses on securities --
  realized and unrealized .................     (1.57)     (0.98)     (0.70)        0.14      0.13        (0.12)    (0.87)     0.24
                                              -------    -------    -------      -------   -------      -------   -------   -------
TOTAL FROM INVESTMENT OPERATIONS ..........     (1.56)     (0.99)     (0.68)        0.67      0.72         0.54     (0.27)     0.85
                                              -------    -------    -------      -------   -------      -------   -------   -------
Less dividend distributions:
From net investment income ................        --         --      (0.02)       (0.52)    (0.59)       (0.66)    (0.60)    (0.62)
From capital gains ........................        --         --         --        (0.18)       --           --     (0.09)    (0.23)
                                              -------    -------    -------      -------   -------      -------   -------   -------
TOTAL DISTRIBUTIONS .......................        --         --      (0.02)       (0.70)    (0.59)       (0.66)    (0.69)    (0.85)
                                              -------    -------    -------      -------   -------      -------   -------   -------
NET ASSET VALUE, END OF PERIOD/YEAR .......   $  6.75    $  8.31    $  9.30      $  9.43   $  9.46      $  9.33   $  9.45   $ 10.41
                                              =======    =======    =======      =======   =======      =======   =======   =======

Total return (%) (b) ......................     -18.8      -10.6    -6.7(f)          7.2       7.8(d)       5.9      -3.5       8.3
Net assets, end of period/year ($ millions)      10.9       12.8       14.0         35.8      32.7         28.2      28.7      25.2
Ratio of net investment income (loss) to
  average net assets (%) ..................     -0.15      -0.09       0.78(a)      5.53      6.28         6.93      6.23      5.84
Ratio of expenses to average
  net assets (%) ..........................      1.86       1.79       1.52(a)      0.84      0.85         0.93      0.93      0.97
Ratio of expenses to average net assets
  after expense reimbursement (%) .........      0.91       1.10       1.08(a)      0.51      0.70         0.70      0.70      0.70
Portfolio turnover rate (%) (c) ...........     215.5     214.65      59.63        57.86      8.18        18.33     10.07     33.32

                                                                      Money Market Fund
                                                        ----------------------------------------------
                                                                  Years Ended December 31,
SELECTED PER SHARE AND                                  ----------------------------------------------
SUPPLEMENTARY DATA:                                      2002      2001      2000      1999      1998
------------------------                                ------    ------    ------    ------    ------
NET ASSET VALUE, BEGINNING OF YEAR ..................   $10.53    $10.52    $10.39    $10.23    $10.15
                                                        ------    ------    ------    ------    ------
Income from investment operations:
Net investment income ...............................     0.16      0.40      0.63      0.50      0.52
Net gains or losses on securities -- realized and
  unrealized ........................................       --        --        --        --        --
                                                        ------    ------    ------    ------    ------
TOTAL FROM INVESTMENT OPERATIONS ....................     0.16      0.40      0.63      0.50      0.52
                                                        ------    ------    ------    ------    ------
Less dividend distributions:
From net investment income ..........................    (0.16)    (0.39)    (0.50)    (0.34)    (0.44)
From capital gains ..................................       --        --        --        --        --
                                                        ------    ------    ------    ------    ------
TOTAL DISTRIBUTIONS .................................    (0.16)    (0.39)    (0.50)    (0.34)    (0.44)
                                                        ------    ------    ------    ------    ------
NET ASSET VALUE, END OF YEAR ........................   $10.53    $10.53    $10.52    $10.39    $10.23
                                                        ======    ======    ======    ======    ======

Total return (%) (b) ................................      1.5       3.8       6.1       4.9       5.3
Net assets, end of year ($ millions) ................     66.4      64.2      67.6      30.2       6.5
Ratio of net investment income to average
  net assets (%) ....................................     1.48      3.76      6.01      4.86      5.14
Ratio of expenses to average net assets (%) .........     0.44      0.43      0.59      1.02      3.21
Ratio of expenses to average net assets after expense
  reimbursement (%) .................................     0.25      0.40      0.40      0.40      0.40
Portfolio turnover rate (%) (c) .....................      N/A       N/A       N/A       N/A       N/A

----------
(a)  Annualized.
(b) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).
(c)  Portfolio turnover rate excludes all short-term securities.
(d) In 2001, 1.8% of the Fund's total return consisted of a voluntary reimbursement by an affiliate of the adviser for a realized investment loss. Excluding this item, total return would have been 6.0%.
(e)  Commenced operations September 1, 2000.
(f)  Not annualized.
N/A = Not Applicable.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

     Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a "mutual fund." It currently issues six series of capital stock, each series representing shares of the All America Fund, Equity Index Fund, Bond Fund, Money Market Fund, Mid-Cap Equity Index Fund and Aggressive Equity Fund, respectively. Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser").

     The Investment  Company is designed  primarily as an investment vehicle for
institutional  investors,   such  as  endowments,   foundations,   corporations,
municipalities and other public entities.

     The All America Fund and Bond Fund commenced operations on May 1, 1996. The Money Market Fund commenced operations on May 1, 1997, the Equity Index Fund commenced operations on May 3, 1999, and, the Mid-Cap Equity Index Fund and Aggressive Equity Fund commenced operations on September 1, 2000.

     The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

     The  following  is  a  summary  of  the  significant   accounting  policies
consistently followed by the Investment Company, which are in conformity with accounting principles generally accepted in the United States:

     Security Valuation--Investment securities are valued as follows:

     Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For any equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

     Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value for such securities. Short-term debt securities maturing in excess of 60 days are stated at market value.

     Debt securities are valued on the basis of prices obtained from an independent pricing service. The pricing service may utilize various pricing methodologies that incorporates both dealer supplied valuations and analytical modeling techniques which considers factors such as yield, quality, coupon rate, maturity, issue type, broker quotes and trading characteristics to derive a valuation. In the rare instance when such a price is not available from an independent pricing service, a fair value is used, as determined in good faith by the Adviser, in accordance with procedures adopted by the Board of Directors of the Investment Company.

     Investment Transactions--Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

     The All America Fund, Equity Index Fund and Mid-Cap Equity Index Fund each maintain an indexed assets portfolio. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds may purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-7% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The "Underlying Face Amount at Value" (appearing in the "Portfolio of Investments in Securities") representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.

     Investment Income--Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Distributions to Shareholders ("Dividends")

     Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make distributions of its net investment income semi-annually and, on an annual basis, to distribute net realized gains, if any, in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

     Federal Income Taxes--The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     At December 31, 2002, certain funds had the following capital loss carryforwards to offset net capital gains, to the extent provided by Federal income tax regulations. In addition, All America, Equity Index, Mid-Cap Equity Index, Aggressive Equity, Bond and Money Market Funds generated post-October 31, 2002, net capital losses of $200,952, $67,130, $17,355, $150,485, $1,662,214 and
$6 respectively, which, if unused, will expire on December 31, 2011.

                                                    Mid-Cap     Aggressive                  Money
                       All America  Equity Index  Equity Index   Equity        Bond        Market
                          Fund          Fund         Fund         Fund         Fund         Fund
                        ----------   ----------   ----------   ----------   ----------   ----------
Expiring on December 31
   2003 ...........     $        0   $        0   $        0   $        0   $        0   $        0
   2004 ...........              0            0            0            0            0            0
   2005 ...........              0            0            0            0            0            0
   2006 ...........              0            0            0            0            0            0
   2007 ...........              0            0            0            0            0           62
   2008 ...........              0            0            0      995,387            0          290
   2009 ...........      1,686,035      483,765      258,055    2,412,289            0            0
   2010 ...........      2,751,021    1,277,359            0    1,423,941            0          115
                        ----------   ----------   ----------   ----------   ----------   ----------
     Total ........     $4,437,056   $1,761,124   $  258,055   $4,831,617   $        0   $      467
                        ==========   ==========   ==========   ==========   ==========   ==========

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Investment Company has entered into an Investment Advisory agreement with the Adviser. For providing investment management services to the Investment Company, each fund accrues a fee, calculated as a daily charge, at annual rates of .85%, .50%, .125%, .45%, and .20% of the value of the net assets for the Aggressive Equity, All America, Equity Index and Mid-Cap Equity Index, Bond, and Money Market funds, respectively.

     Under a Sub-Advisory Agreement for the All America Fund, the Adviser has delegated investment advisory responsibilities to a subadviser responsible for providing management services for a portion of the Fund's assets. The Adviser (not the Fund) is responsible for compensation payable under such Sub-Advisory Agreement.

     Each of the funds of the Investment Company is charged for those expenses which can be directly attributed to a fund's operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

     Until April 1, 2002, the Adviser had contractually limited the expenses of each fund, other than brokers' commissions, and fees relating to portfolio transactions, investment management fees and extraordinary expenses, to an annual rate of .25%, .35%, .20%, .25%, and .20%, of the value of the net assets of the Aggressive Equity, All America, Equity Index and Mid-Cap Equity Index, Bond, and Money Market funds, respectively. Accrual of these other operating expenses was charged daily against each fund's net assets until April 1, 2002.
Effective April 1, 2002, the Adviser contractually agreed to waive all non-advisory operating expenses of the funds, at which time such daily accruals were suspended. Settlement of fees accrued (both investment management and, prior to April 1, 2002, other operating expenses) is paid by each fund to the Adviser on or about month-end.

     The Adviser's contractual expense limitation agreement, effective April 1, 2002, which limited each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to its respective investment advisory fee remains in effect through 2003 and continues into the successive calendar year unless the Adviser gives adequate advance notice to terminate the agreement.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS (Continued)

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and recordkeeping agent for the funds and to calculate the net asset values of the funds. The compensation paid by the funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

3.  PURCHASES AND SALES

     The cost of investment purchases and proceeds from sales of investments, excluding short-term investments and futures contracts, for the year ended December 31, 2002 was as follows:

                                                                                Mid-Cap      Aggressive
                                                All America    Equity Index      Equity        Equity          Bond
                                                   Fund            Fund        Index Fund       Fund           Fund
                                                -----------    -----------    -----------    -----------    -----------
Cost of investment purchases ................   $ 36,501,520   $  2,490,512   $  3,568,339   $ 25,124,855   $   764,837
                                                ============   ============   ============   ============   ===========
Proceeds from sales of investments ..........   $ 35,882,424   $    668,990   $  2,642,901   $ 24,773,186   $ 7,160,356
                                                ============   ============   ============   ============   ===========
The cost of investment purchases and proceeds
   from sales of U.S. Government (excluding
   short-term) securities was as follows:
    Cost of investment purchases ............   $         --   $         --   $         --   $         --   $33,822,262
                                                ============   ============   ============   ============   ===========
    Proceeds from sales of investments ......   $         --   $         --   $         --   $         --   $11,429,391
                                                ============   ============   ============   ============   ===========

     For the Money Market Fund, the cost of short-term securities purchased was $735,054,088; net proceeds from sales and redemptions was $732,849,411.

     The component of net unrealized appreciation (depreciation) on investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at December, 31, 2002, for each of the funds were as follows:

                                                                      Mid-Cap     Aggressive                     Money
                                      All America    Equity Index   Equity Index    Equity          Bond        Market
                                          Fund           Fund          Fund          Fund           Fund         Fund
                                      -----------     -----------   -----------   -----------    -----------   -----------
Unrealized Appreciation ...........   $ 3,429,335     $ 1,067,894   $ 2,521,687    $  393,562    $ 1,005,419           $ 0
Unrealized Depreciation ...........   (11,239,893)    (12,458,096)   (7,594,241)     (414,714)    (1,151,955)          (68)
                                      -----------     -----------   -----------   -----------    -----------   -----------
  Net .............................    (7,810,558)    (11,390,202)   (5,072,554)      (21,152)      (146,536)          (68)
                                      ===========     ===========   ===========   ===========    ===========   ===========
Cost of Investments ...............   $46,974,838     $36,152,188   $25,886,658   $10,967,312    $35,567,660   $65,991,617
                                      ===========     ===========   ===========   ===========    ===========   ===========

4.  CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

     At December 31, 2002 one billion shares of common stock (par value of $.01 per share) has been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Aggressive Equity and Mid-Cap Equity Index Funds.

     Transactions in shares during the year ending December 31, 2002 were as follows:

                                                                        Mid-Cap      Aggressive                  Money
                                        All America   Equity Index    Equity Index     Equity        Bond        Market
                                           Fund          Fund             Fund          Fund         Fund         Fund
                                        -----------   ------------    ------------   ----------     -------    ----------
Shares issued .........................   321,151       394,375          72,093        76,634       152,016     3,631,930
Shares issued as reinvestment
  of dividends ........................    42,219        59,147          26,916            --       264,384        91,112
Shares redeemed .......................  (327,834)     (170,639)           (508)       (2,273)      (75,854)   (3,511,312)
                                         --------      --------          ------        ------       -------    ----------
Net increase (decrease) ...............    35,536       282,883          98,501        74,361       340,546       211,730
                                         ========      ========          ======        ======       =======    ==========

     As at December 31, 2002, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of each fund's outstanding shares as follows:

All America Fund .................  58%      Aggressive Equity Fund .......  93%
Equity Index Fund ................  68%      Bond Fund ....................  78%
Mid-Cap Equity Index Fund ........  96%      Money Market Fund ............   5%

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS (Continued)

5.  FUND OWNERSHIP

     In addition to the affiliated ownership as described in note 4, other beneficial ownerships (shareholders owning 5% or more of a fund's outstanding shares) at December 31, 2002 are as follows:

     All America Fund: three shareholders, owning 12%, 10% and 9%, respectively;

     Equity Index Fund: two shareholders, owning 16% and 11%, respectively;

     Bond Fund: one shareholder owning 13%;

     Aggressive Equity Fund: one shareholder owning 6%.

     Money Market Fund: one shareholder owning 6%.

6.  DIVIDENDS

     On December 31, 2002 dividend distributions were declared for each of the funds from net investment income and, as applicable, from net realized gains on investment transactions. Prior thereto, remaining required distributions relating to 2001 were executed by Internal Revenue Sec. 855(a) elections declared and paid on September 16, 2002. On June 28, 2002 dividends were distributed, as applicable, from net investment income. Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2002 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2002 was as follows:

                                                                     Mid-Cap      Aggressive                     Money
                                     All America   Equity Index   Equity Index      Equity         Bond         Market
                                        Fund           Fund           Fund           Fund          Fund          Fund
                                     -----------   ------------   ------------    ----------      ------       --------
Ordinary income (a)
  2002 ............................    $312,772       $397,846       $217,851          $  0      $1,931,088    $  968,007
  2001 ............................     216,503        305,012        200,878           666       1,974,669     2,649,273
Long-term capital gains (b)
  2002 ............................           0              0              0             0         576,328             0
  2001 ............................           0              0              0             0               0             0
Return of capital
  2002 ............................       7,988              0          4,478             0               0             0
  2001 ............................    $161,626       $      0       $      0          $  0      $        0    $        0

----------
Notes:

(a) Includes distributions from fund-level net short-term capital gains. With the exception of Bond and Money Market, 100 percent of each fund's ordinary income dividends qualify for the corporate dividends received deductions.

(b) To the extent reported, each fund designates these amounts as capital gain dividends for federal income tax purposes. At December 31, 2002, the components of accumulated earnings on a tax basis were as follows:

                                                                       Mid-Cap        Aggressive                       Money
                                      All America     Equity Index   Equity Index       Equity          Bond           Market
                                         Fund             Fund           Fund            Fund           Fund           Fund
                                      -----------     ------------   ------------     ----------      ---------       -------
Accumulated undistributed
  net investment income ............  $         0     $      7,866    $         0     $        0      $  20,215       $10,826
Accumulated net realized
  loss on investments and
  futures contracts ................   (4,437,056)      (1,761,124)      (258,055)    (4,831,617)         6,418          (467)
Net unrealized appreciation
  (depreciation) on investments
  and futures contracts ............  $(7,810,558)    $(11,390,202)   $(5,072,554)    $  (21,152)     $(146,536)       $  (68)

     The difference between the components of distributable earnings on a tax basis and the amount reflected in the statements of changes in net assets are primarily due to wash sales, post-October losses and the federal income tax treatment of futures.

     During the year ended December 31, 2002, each fund reclassified the following book to tax differences [increases (decreases)]:

                                                                       Mid-Cap        Aggressive                   Money
                                     All America      Equity Index   Equity Index       Equity         Bond        Market
                                        Fund              Fund           Fund            Fund          Fund        Fund
                                     -----------      ------------    -----------     ----------     ---------     ------
Accumulated undistributed net
  investment income ...............        $ 97         $ (3,473)      $  1,022        $ 30,523      $  13,375      $(148)
Accumulated undistributed net
  realized gain (loss) on
  investments and futures
  contracts .......................     215,997           17,167        254,817               0        192,083        148
                                      ---------         --------      ---------        --------      ---------      -----
Paid-in capital ...................   $(216,094)        $(13,694)     $(255,840)       $(30,523)     $(205,458)     $   0
                                      =========         ========      =========        ========      =========      =====

     These reclassifications were made as result of the differences arising from the disallowance of net operating losses and other cumulative adjustments for federal income tax purposes versus financial reporting purposes. Each fund's net assets were not affected by these reclassifications.

                          Independent Auditors' Report

The Board Of Directors and Shareholders
of Mutual of America Institutional Funds, Inc.

     We have audited the accompanying statement of assets and liabilities of the Mutual of America Institutional Funds, Inc. (comprised of: All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Aggressive Equity Fund, Bond Fund and Money Market Fund, ("the Funds")), including the portfolio of investments in securities, as of December 31, 2002, and the related statement of operations, statements of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended December 31, 2001 and financial highlights for each of the years in the four-year period ended December 31, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 20, 2002.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and broker. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the Funds as of December 31, 2002, and the results of their operations, changes in their net assets, and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                    KPMG LLP

New York, New York
February 20, 2003

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

Directors and Officers -- Unaudited

     The tables below show information about the Directors and officers of the Investment Company. The address of each Director and officer is c/o the Investment Company, 320 Park Avenue, New York, New York 10022. The Investment Company does not hold annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other fund that is affiliated with the Adviser or Mutual of America. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service.

Independent Directors
--------------------------------------------------------------------------------------------------------------------------------
                                Length of                Principal Occupation(s)                        Other Directorships
Name and Age                   Time Served                 in Past Five Years                            Held by Director

================================================================================================================================
Kevin M. Kearney               since 2/96       Partner, Wingate, Kearney & Cullen (law firm)           none
age 49
================================================================================================================================
John T. Sharkey                since 2/96       Chairman & CEO, Kane, Saunders & Smart (consulting),    Michael Smurfit Graduate
age 65                                          March 2000 to present; Vice President,                  School of Business
                                                MCI WorldCom, until December 1999                       (Dublin, Ireland)
================================================================================================================================
Stanley Shmishkiss             since 8/98       Owner, Stanley Shmishkiss Insurance Agency;             Trustee, American Cancer
age 82                                          Chairman Emeritus, American Cancer                      Society Foundation
                                                Society Foundation
================================================================================================================================
John Silber                    since 2/96       Chancellor, Boston University                           none
age 75
================================================================================================================================
Patrick J. Waide, Jr.          since 8/96       Senior Vice President, Administration,                  Trustee, School for Ethical
age 64                                          Sullivan & Company, until March 1998;                   Education; Director,
                                                Director, Drucker Foundation, 1996-1999 and             American Federation for
                                                President, 1999                                         Aging Research

Interested Directors
--------------------------------------------------------------------------------------------------------------------------------
                                Length of               Principal Occupation(s)                          Other Directorships
Name, Position and Age         Time Served                in Past Five Years                               Held by Director
================================================================================================================================
Dolores Morrissey              since 10/94         Chairman & CEO, Mutual of America Securities          Mutual of America
President and Chairman, age 73                     Corporation, since March 2001, and                    Investment Corporation;
                                                   prior thereto, President & CEO;                       Mutual of America
                                                   President, Mutual of America Investment               Securities Corporation;
                                                   Corporation                                           Yorkville Common Pantry;
                                                                                                         Director and Treasurer,
                                                                                                         Treasurer, Yorkville
                                                                                                         Christian-Jewish Council

Ms. Morrissey is considered an "interested person" of the Investment Company because of her position with the Securities Corporation, the Investment Company's principal underwriter and an affiliate of the Adviser.

Officers -- Unaudited
--------------------------------------------------------------------------------------------------------------------------------
                                Length of              Principal Occupation(s)                            Other Directorships
Name, Position and Age         Time Served               in Past Five Years                                 Held by Director
================================================================================================================================
Manfred Altstadt               since 10/94         Senior Executive Vice President and Chief            Mutual of America; Mutual of
Senior Executive Vice                              Financial Officer, Mutual of America,                America Investment
President and Treasurer,                           Mutual of America Capital Management                 Corporation; Mutual of
age 53                                             Corporation and Mutual of America Holding            America Securities
                                                   Company, Inc.; Senior Executive Vice                 Corporation; Mutual of
                                                   President, Chief Financial Officer and               America Holding Company,
                                                   Treasurer, Mutual of America Investment              Inc.; Fund Director
                                                   Corporation                                          and Treasurer, Calvary
                                                                                                        Hospital; Director and
                                                                                                        Treasurer, Orange County
                                                                                                        Community College
                                                                                                        Educational Foundation
================================================================================================================================
Patrick J. Burns               since 10/94         Senior Executive Vice President and General          Legal and Education
Senior Executive Vice                              Counsel, Mutual of America, Mutual of                Research Foundation
President and General                              America Capital Management Corporation,
Counsel, age 56                                    Mutual of America Securities Corporation,
                                                   Mutual of America Holding Company,
                                                   Mutual of America; Mutual of America
                                                   Securities Corporation; Mutual
                                                   of America Holding Company, Inc.;
                                                   Irish American Inc. and Mutual of
                                                   America Investment Corporation
================================================================================================================================
John R. Greed                  since 11/98         Executive Vice President and Treasurer, Mutual       none
Executive Vice President                           of America, Mutual of America Capital
and Chief Financial Officer,                       Management Corporation and Mutual of
age 42                                             America Holding Company, Inc.; Executive
                                                   Vice President, Controller and Chief
                                                   Accounting Officer, Mutual of America
                                                   Investment Corporation
================================================================================================================================
Deborah S. Becker              since 8/02          Senior Vice President and Associate                  none
Senior Vice President                              General Counsel, Mutual of America
and Secretary, age 47
================================================================================================================================

MUTUAL OF AMERICA
INSTITUTIONAL
FUNDS, INC.

Distributed by:
MUTUAL OF AMERICA SECURITIES CORPORATION
320 PARK AVENUE
NEW YORK, NY 10022-6839
800-914-8716